CONTRACT PROSPECTUS -- MAY 1, 2004
--------------------------------------------------------------------------------

THE CONTRACTS. The contracts described in this prospectus are group or individual "ING Marathon Plus" deferred variable annuity contracts issued by ING Insurance Company of America (formerly known as Aetna Insurance Company of America) (the "Company", "we", "us", "our"). They are issued to you, the contract holder, as either a nonqualified deferred annuity; a qualified individual retirement annuity (IRA) under section 408(b) of the Internal Revenue Code of 1986, as amended (Tax Code); a qualified Roth IRA under section 408A of the Tax Code; or as a qualified contract for use with certain employer sponsored retirement plans.

Prior to May 1, 1998, the contracts were available as tax-deferred annuities as described under section 401(a) of the Tax Code.

The contracts are not available as SIMPLE IRAs under Tax Code section 408(p).

WHY READING THIS PROSPECTUS IS IMPORTANT. This prospectus contains facts about the contracts and their investment options that you should know before purchasing. This information will help you decide if the contracts are right for you. Please read this prospectus carefully.

TABLE OF CONTENTS ... PAGE 3

     INVESTMENT OPTIONS. The contracts offer variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

-------------------------------------------- ----------------------------------------- -----------------------------------------
THE FUNDS                                    THE FUNDS (CONTINUED)                     THE FUNDS (CONTINUED)

o       Calvert Socially Balanced           o        ING T. Rowe Price Growth         o        ING VP Value Opportunity
        Portfolio                                    Equity Portfolio (Initial Class)          Portfolio
o       Fidelity(R)VIP Asset ManagerSM      o        ING UBS U.S. Large Cap Equity             (Class I)
        Portfolio (Initial Class)                    Portfolio (Initial I)            o        Janus Aspen Series Balanced
o       Fidelity(R)VIP Contrafund(R)        o        ING VP Balanced Portfolio                 Portfolio (Institutional Shares)
        Portfolio (Initial Class)                    (Class I)                        o        Janus Aspen Series Flexible
o       Fidelity(R)VIP Equity-Income        o        ING VP Bond Portfolio (Class I)           Income Portfolio (Institutional
        Portfolio (Initial Class)           o        ING VP Global Science and                 Shares)
o       Fidelity(R)VIP Growth Portfolio              Technology Portfolio (Class I)   o        Janus Aspen Series Growth
        (Initial Class)                     o        ING VP Growth and Income                  Portfolio (Institutional Shares)
o       Fidelity(R)VIP High Income                   Portfolio                        o        Janus Aspen Series MidCap
        Portfolio (Initial Class)                    (Class I)                                 Growth Portfolio (Institutional
o       Fidelity(R)VIP Index 500 Portfolio  o        ING VP Growth Portfolio (Class            Shares)
        (Initial Class)                              I)                               o        Janus Aspen Series Worldwide
o       Fidelity(R)VIP Overseas Portfolio   o        ING VP Index Plus LargeCap                Growth Portfolio (Institutional
        (Initial Class)                              Portfolio                                 Shares)
o       ING JPMorgan Fleming                         (Class I)                        o        MFS(R)Strategic Income Series
        International Portfolio (Initial    o        ING VP International Equity               (Initial Class)
        Class)                                       Portfolio                        o        MFS(R)Total Return Series
o       ING MFS Capital Opportunities                (Class I)                                 (Initial Class)
        Portfolio (Initial Class)           o        ING VP Money Market Portfolio    o        Oppenheimer Aggressive Growth
o       ING Salomon Brothers Aggressive              (Class I)                                 Fund/VA
        Growth Portfolio (Initial Class)    o        ING VP Small Company Portfolio   o        Oppenheimer Global Securities
                                                     (Class I)                                 Fund/VA
                                            o        ING VP Strategic Allocation      o        Oppenheimer Main Street Fund/VA
                                                     Balanced Portfolio (Class I)     o        Oppenheimer Strategic Bond
                                            o        ING VP Strategic Allocation               Fund/VA
                                                     Growth Portfolio (Class I)
                                            o        ING VP Strategic Allocation
                                                     Income Portfolio (Class I)

--------------------------------------------------------------------------------------------------------------------------------

IICA Marathon Plus - 131768

     THE FUNDS. Information about the funds in which the subaccounts invest is located in Appendix III--Description of Underlying Funds and in each fund prospectus. A prospectus containing more information on each Underlying Fund may be obtained by calling our Customer Service Center at 800-531-4547. READ THIS PROSPECTUS IN CONJUNCTION WITH THE FUND PROSPECTUSES, AND RETAIN THE PROSPECTUSES FOR FUTURE REFERENCE.

     GETTING ADDITIONAL INFORMATION. You may obtain free of charge the May 1, 2004, Statement of Additional Information (SAI) about the separate account by indicating your request on your application or calling us at 1-800-531-4547. You may also obtain an SAI for any of the funds by calling that number. The Securities and Exchange Commission (SEC) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC web site, www.sec.gov, or at the SEC Public Reference Room in Washington, D.C.
     You may call 1-202-942-8090 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, Washington, D.C. 20549-0102. The SAI table of contents is listed in this prospectus. The SAI is incorporated into this prospectus by reference.

     ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

     FIXED INTEREST OPTIONS.

     >    IICA Guaranteed Account (the Guaranteed Account)

     >    Fixed Account

     Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus.

     AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state.

     These contracts are not deposits with, obligations of or guaranteed by any bank, nor are they insured by the FDIC. The contracts are subject to investment risk, including the possible loss of the principal amount of your investment.


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                                       2

TABLE OF CONTENTS

Contract Overview........................................................     4
Contract Design
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Sending Additional Purchase Payments (sidebar)
Contract Phases: The Accumulation Phase, The Income Phase................     5

FEES TABLE...............................................................     6

CONDENSED FINANCIAL INFORMATION..........................................    10

INVESTMENT OPTIONS.......................................................    10

TRANSFERS AMONG INVESTMENT OPTIONS.......................................    12

PURCHASE AND RIGHTS......................................................    13

RIGHT TO CANCEL..........................................................    15

FEES ....................................................................    16

YOUR ACCOUNT VALUE.......................................................    21

WITHDRAWALS..............................................................    23

SYSTEMATIC DISTRIBUTION OPTIONS..........................................    25

DEATH BENEFIT............................................................    26

THE INCOME PHASE.........................................................    30

TAXATION.................................................................    34

OTHER TOPICS.............................................................    42

The Company -- Variable Annuity Account I -- Contract Distribution -- Payment of Commissions -- Payment Delay or Suspension -- Voting Rights -- Contract Modifications -- Transfer of Ownership: Assignment -- Involuntary Terminations -- Trading - Industry Developments -- Legal Matters and Proceedings

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION......................    47

APPENDIX I-- IICA GUARANTEED ACCOUNT.....................................   I-1

APPENDIX II-- FIXED ACCOUNT..............................................  II-1

APPENDIX III-- DESCRIPTION OF UNDERLYING FUNDS........................... III-1

APPENDIX IV-- CONDENSED FINANCIAL INFORMATION............................  IV-1


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                                       3

[sidebar]

QUESTIONS: CONTACTING THE COMPANY. To answer your questions, contact your sales representative or write or call the Company's Customer Service Center at:

 P.O. Box 9271
 Des Moines, IA 50306-9271
 1-800-531-4547


SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER. If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in "good order." We can only act upon requests that are received in good order.

Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

SENDING ADDITIONAL PURCHASE PAYMENTS. Use one of the following addresses when sending additional purchase payments.

IF USING THE U.S. POSTAL SERVICE:

  ING
  Attn: Customer Service
  P.O. Box 9271
  Des Moines, IA 50306-9271

IF USING EXPRESS MAIL:

  ING
  Attn: Customer Service
  909 Locust Street
  Des Moines, IA 50309-2899

Express mail packages should not be sent to the P.O. Box address.


[end sidebar]


CONTRACT OVERVIEW
-------------------------------------------------------------------------------

The following is intended as a summary. Please read each section of this prospectus for additional detail.

-------------------------------------------------------------------------------
                                 CONTRACT DESIGN
-------------------------------------------------------------------------------

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals. The term "contract" in this prospectus refers to individual contracts and to certificates issued under group contracts.

 ------------------------------------------------------------------------------
                                 CONTRACT FACTS
 ------------------------------------------------------------------------------

FREE LOOK/RIGHT TO CANCEL. You may cancel your contract within ten days (some states require more than ten days) of receipt. See "Right To Cancel."

DEATH BENEFIT. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See "Death Benefit" and "The Income Phase."

WITHDRAWALS. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See "Withdrawals." Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

SYSTEMATIC DISTRIBUTION OPTIONS. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES AND EXPENSES. Certain fees and expenses are deducted from the value of your contract. See "Fee Table" and "Fees."

TAXATION. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs or 401(a), 403(b) and 457 plans) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

USE OF AN ANNUITY CONTRACT IN AN IRA OR OTHER QUALIFIED PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of an Individual Retirement Account or other qualified retirement account, an annuity contract is not necessary to obtain this favorable tax treatment. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your sales representative taking into account the additional fees and expenses you may incur in an annuity. See "Purchase and Rights."


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

-------------------------------------------------------------------------------
                                 CONTRACT PHASES
-------------------------------------------------------------------------------

I. THE ACCUMULATION PHASE (accumulating dollars under your contract)


STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment.

STEP 2: You direct us to invest your purchase payment in one or more of the following Investment options:

(a)  Fixed Interest Options; or

(b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account I. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.


II. THE INCOME PHASE (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract, you may select from the options available. The contract offers several income phase payment options (see "The Income Phase"). In general, you may:

>    Receive income phase payments for a specified period of time or for life;

> Receive income phase payments monthly, quarterly, semi-annually or annually;

> Select an income phase option that provides for payments to your beneficiary; or

> Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

[side bar]

              -------------
               Payments to
              your Account
              -------------
                   Step 1
----------------------------------------------
      ING Insurance Company of America
----------------------------------------------
  (a)           Step 2              (b)
-----------    -------------------------------
  Fixed                VARIABLE ANNUITY
 Interest             SEPARATE ACCOUNT I
 Options
                Variable Investment Options
-----------    -------------------------------
                      THE SUBACCOUNTS
               ---------- ---------- ---------
                   A          B        ETC.
               ---------- ---------- ---------
                     Step 3
               ---------------------
                 Mutual     Mutual
                 Fund A     Fund B
               ---------- ----------

[end sidebar]


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

[sidebar]

IN THIS SECTION:

>    Maximum Transaction Fees

>    Maximum Fees Deducted from Investments in the Separate Account

>    Fees Deducted by the Funds

>    Hypothetical Examples

ALSO SEE THE "FEES" SECTION

FOR:

>    How, When and Why Fees are Deducted

>    Reduction, Waiver and/or Elimination of Certain Fees

>    Premium and Other Taxes

[end sidebar]


FEE TABLE
-------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted. See "The Income Phase" for the different fees that may apply after you begin receiving payments under the contract.


MAXIMUM TRANSACTION FEES

EARLY WITHDRAWAL CHARGE

(As a percentage of the purchase payments withdrawn.)


-------------------------------------------------------------------------------
                    CONTRACTS OTHER THAN ROTH IRA CONTRACTS:
------------------------------------------------------------------------------

            YEARS FROM RECEIPT                          EARLY WITHDRAWAL
            OF PURCHASE PAYMENT                              CHARGE

                Less than 2                                    7%
         2 or more but less than 4                             6%
         4 or more but less than 5                             5%
         5 or more but less than 6                             4%
         6 or more but less than 7                             3%
                 7 or more                                     0%
 ------------------------------------------------------------------------------

                              ROTH IRA CONTRACTS: (1)

 ------------------------------------------------------------------------------

                 COMPLETED                              EARLY WITHDRAWAL
               ACCOUNT YEARS                                 CHARGE

                Less than 1                                    5%
         1 or more but less than 2                             4%
         2 or more but less than 3                             3%
         3 or more but less than 4                             2%
         4 or more but less than 5                             1%
                 5 or more                                     0%
 ------------------------------------------------------------------------------

 ANNUAL MAINTENANCE FEE ........................................  $30.00 (2)
 TRANSFER CHARGE ...............................................  $ 0.00 (3)
 --------------------------------------------------------------------------


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                                       6

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

AMOUNT DURING THE ACCUMULATION PHASE.

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

> Contracts other than Roth IRA Contracts Issued before May 1, 1998

     Mortality and Expense Risk Charge                       1.25% (4)
     Administrative Expense Charge                           0.15%
                                                             ------
     Total Separate Account Expenses                         1.40%
                                                             ======

> Roth IRA Contracts and Contracts Issued on or after May 1, 1998

     Mortality and Expense Risk Charge                       1.10% (4)
     Administrative Expense Charge                           0.15%
                                                             ------
     Total Separate Account Expenses                         1.25%
                                                             ======

1 If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge was waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial payment to the former contract.

2 The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See "Fees -- Annual Maintenance Fee."

3 During the accumulation phase we currently allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. See "Transfers."

4 Under certain contracts the mortality and expense risk charge during the accumulation period may be reduced. See "Fees-- Mortality and Expense Risk Charge."


AMOUNT DURING THE INCOME PHASE.

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

>    All Contracts

     Mortality and Expense Risk Charge                          1.25% (4)
     Administrative Expense Charge                       0.00%--0.25% (5)
                                                         -----------------
     Total Separate Account Expenses                     1.25%--1.50%
                                                         =================

4 Under certain contracts the mortality and expense risk charge during the accumulation period may be reduced. See "Fees-- Mortality and Expense Risk Charge."

5 We currently do not deduct an administrative expense charge during the income phase; however, we reserve the right to deduct a daily charge of not more than 0.25% per year. See "The Income Phase -- Charges Deducted."


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                                       7

FEES DEDUCTED BY THE FUNDS

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

--------------------------------------------------------- ----------- ----------
TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES (1)           MINIMUM    MAXIMUM
--------------------------------------------------------- ----------- ----------
(expenses that are deducted from Trust or Fund assets,
including management fees, distribution and/or service      0.34%       1.38%
(12b-1) fees (2), and other expenses):
--------------------------------------------------------- ----------- ----------

1 The minimum and maximum total operating expenses charged by a Trust or Fund including applicable expense reimbursement or fee waiver arrangements would also be 0.34 % to 1.15%. The expense reimbursement or fee arrangement reflected is expected to continue through December 31, 2004.

2 The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, record keeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

EXAMPLES

These examples are intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include contract owner transaction expenses, applicable to each type of contract, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds without taking into account any fee waiver or expense reimbursement arrangements that may apply.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


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


--------------------------------------------------------------------------------
FOR CONTRACTS OTHER THAN ROTH IRA CONTRACTS
--------------------------------------------------------------------------------

1) If you withdraw your entire account value at the end of the applicable time period:

      1 year          3 years          5 years          10 years

       $914            $1,412          $1,848           $3,155
--------------------------------------------------------------------------------

2) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*

      1 year          3 years          5 years          10 years

       $286             $876           $1,493            $3,155
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
FOR ROTH IRA CONTRACTS
-------------------------------------------------------------------------------

1) If you withdraw your entire account value at the end of the applicable time period:

      1 year          3 years          5 years          10 years

       $630            $1,010          $1,419            $3,010
-------------------------------------------------------------------------------

2) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*

      1 year          3 years          5 years          10 years

       $271             $832           $1,419            $3,010
-------------------------------------------------------------------------------

    * This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example 1).


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

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix V of this prospectus, we provide condensed financial information about the Variable Annuity Account I (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

INVESTMENT OPTIONS
-------------------------------------------------------------------------------

The contract offers variable investment options and fixed interest options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

> MUTUAL FUND (FUND) DESCRIPTIONS: We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Customer Service Center at the address and phone number listed in "Contract Overview--Questions: Contacting the Company", by accessing the SEC's web site, or by contacting the SEC Public Reference Room.

FIXED INTEREST OPTIONS. If available in your state, the IICA Guaranteed Account (the Guaranteed Account) or the Fixed Account. The Guaranteed Account offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see Appendices I and II and the Guaranteed Account prospectus.


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                                       10

SELECTING INVESTMENT OPTIONS

o CHOOSE OPTIONS APPROPRIATE FOR YOU. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.

o UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

o BE INFORMED. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.

LIMITS ON AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

LIMITS ON HOW MANY INVESTMENT OPTIONS YOU MAY SELECT. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts where the Guaranteed Account is not available, will be considered an option.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS (MIXED AND SHARED FUNDING). "Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

>        Shared--bought by more than one company.

>        Mixed--bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.


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                                       11

Transfers Among Investment Options
--------------------------------------------------------------------------------

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase, if approved in your state, transfers are limited to four per year and allowed only if you select variable payments.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions, and transfers into the Fixed Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

TRANSFER REQUESTS. Requests may be made in writing, by telephone or, where applicable, electronically.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

LIMITS ON FREQUENT OR DISRUPTIVE TRANSFERS. The contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the ontract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

     1.   exceeds our then-current monitoring standard for frequent trading;

     2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

     3. if we determine in our sole discretion that such transfer activity may not be in the best interest of other contract holders,

We reserve the right to take any necessary action to deter such activity. Such actions may include, but are not limited to, the suspension of trading privileges via facsimile, telephone, email and internet, and the limiting of trading privileges to submission by regular U.S. mail. We will notify you in writing if we take any of these actions.

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, movement between such funds and the Liquid Assets Portfolio, and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements.


IICA Marathon Plus - 131768

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we may take the same actions as are described above to limit frequent transfers.

Currently there are no waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

VALUE OF YOUR TRANSFERRED DOLLARS. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Service Center or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

TELEPHONE AND ELECTRONIC TRANSACTIONS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic Instructions we believe to be genuine. If a loss occurs when rely on such instructions, you will bear the loss.


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                                       13

THE DOLLAR COST AVERAGING PROGRAM. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to the money market subaccount.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. For additional information about this program, contact your sales representative or call us at the number listed in "Contract Overview--Questions:
Contacting the Company."

In certain states purchase payments allocated to the Fixed Account may require participation in the dollar cost averaging program.

THE ACCOUNT REBALANCING PROGRAM. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in "Contract Overview--Questions: Contacting the Company."

PURCHASE AND RIGHTS
-------------------------------------------------------------------------------

HOW TO PURCHASE

> Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.

> Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see "Other Topics -- Contract Distribution"). You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

> Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to "contract holder" in this prospectus means both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.


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

FACTORS TO CONSIDER IN THE PURCHASE DECISION. You should discuss your decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:

1. Long-Term Investment - This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.

2. Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3. Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.

4. Exchanges - If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

MAXIMUM ISSUE AGE. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date we establish your account is 90 (age 85 for those contracts issued in Pennsylvania).

YOUR RIGHTS UNDER THE CONTRACT

>    Individual Contracts. You have all contract rights.

> Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.

> Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the "Death Benefit" section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

PURCHASE PAYMENT METHODS. The following purchase payment methods are allowed:

>    One lump sump;

>    Periodic payments; or

>    Transfer or rollover from a pre-existing retirement plan or account.*

We reserve the right to reject any payments to a prospective or existing account without advance notice.

* In some states an IRA contract can only accept a lump-sum, rollover payment.


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


PURCHASE PAYMENT AMOUNTS.

The minimum initial purchase payment amounts are as follows:

------------------------------------- -------------------- ---------------------
                                           NONQUALIFIED          QUALIFIED
------------------------------------- -------------------- ---------------------

Minimum Initial Purchase Payment              $5,000               $1,500
------------------------------------- -------------------- ---------------------

Additional purchase payments must be at least $50 (we may change this amount from time to time). A purchase payment of more than $1,000,000 will be allowed only with our consent.

ACCEPTANCE OR REJECTION OF YOUR APPLICATION. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ALLOCATING PURCHASE PAYMENTS TO THE INVESTMENT OPTIONS. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the "Investment Options" section.

RIGHT TO CANCEL
-------------------------------------------------------------------------------

WHEN AND HOW TO CANCEL. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Service Center along with a written notice of cancellation.

REFUNDS. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.


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                                       16

[sidebar]

TYPES OF FEES

There are four types of fees or deductions that may affect your account.

TRANSACTION FEES

>    Early Withdrawal Charge

>    Annual Maintenance Fee

>    Transfer Charge

FEES DEDUCTED FROM INVESTMENTS
IN THE SEPARATE ACCOUNT

>    Mortality and Expense Risk Charge

>    Administrative Expense Charge

FEES DEDUCTED BY THE FUNDS

>    Investment Advisory Fees

>    Other Expenses

PREMIUM AND OTHER TAXES


[end sidebar]


FEES
--------------------------------------------------------------------------------

The following repeats and adds to information provided in the "Fees and Expenses" section. Please review both sections for information on fees.

TRANSACTION FEES

EARLY WITHDRAWAL CHARGE

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal, where you requested a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

AMOUNT. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

EARLY WITHDRAWAL CHARGE SCHEDULES

-------------------------------------------------------------------------------
                     CONTRACTS OTHER THAN ROTH IRA CONTRACTS
-------------------------------------------------------------------------------

       YEARS FROM RECEIPT                     EARLY WITHDRAWAL
      OF PURCHASE PAYMENT                          CHARGE

          Less than 2                                 7%
    2 or more but less than 4                         6%
    4 or more but less than 5                         5%
    5 or more but less than 6                         4%
    6 or more but less than 7                         3%
    7 or more                                         0%
-------------------------------------------------------------------------------
                              ROTH IRA CONTRACTS (1)
-------------------------------------------------------------------------------

              COMPLETED                             EARLY WITHDRAWAL
            ACCOUNT YEARS                                CHARGE

             Less than 1                                  5%
      1 or more but less than 2                           4%
      2 or more but less than 3                           3%
      3 or more but less than 4                           2%
      4 or more but less than 5                           1%
      5 or more                                           0%
-------------------------------------------------------------------------------

1 If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge has been waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial purchase payment to the former contract.

PURPOSE. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.


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                                       17

FIRST IN, FIRST OUT. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

For example: For contracts other than Roth IRAs, we calculate the early withdrawal charge based on the number of years since the purchase payment was received. If your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

For Roth IRAs, we calculate the early withdrawal charge based on the number of completed account years. If three years have elapsed since your initial purchase payment was made, we will deduct an early withdrawal charge equal to 2% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

FREE WITHDRAWALS. There is no early withdrawal charge if, during each calendar year, the amount withdrawn is 10% or less than:

> Your account value as of the last valuation day of the preceding calendar year or the date of your first purchase payment, whichever is later (if approved in your state); or

> Your account value on the next valuation day after we receive your withdrawal request.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the calendar year.

WAIVER. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

>    Used to provide income phase payments to you;

> Paid due to the annuitant's death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant's death;

> Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;

> Taken because of the election of a systematic distribution option but, with respect to the Systematic Withdrawal Option (SWO) and the Life Expectancy Option (LEO), only to the extent that the amount taken is 10% or less of your account value on the later of the date we established your account or the most recent anniversary of that date (see "Systematic Distribution Options");

>    Applied as a rollover to certain Roth IRAs issued by us or an affiliate;

> If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the required minimum distribution by the Tax Code for your


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

> account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the Estate Conservation Option (ECO) systematic distribution option); or

> Paid upon termination of your account by us (see "Other Topics -- Involuntary Terminations").

NURSING HOME WAIVER. You may withdraw all or a portion of your account value without an early withdrawal charge if:

>    More than one year has elapsed since the account effective date;

> The withdrawal is requested within three years of the annuitant's admission to a licensed nursing care facility (in New Hampshire non-licensed facilities are included); and


> The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility on the date we established your account. It will also not apply if otherwise prohibited by state law.

ANNUAL MAINTENANCE FEE

MAXIMUM AMOUNT. $30.00

WHEN/HOW. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

PURPOSE. This fee reimburses us for our administrative expenses related to the establishment and maintenance of your account.

ELIMINATION. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

TRANSFER CHARGE

AMOUNT. During the accumulation phase we currently allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

PURPOSE. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT. During the accumulation phase the amount of this charge depends upon which contract you purchase. The amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

o   Contracts other than Roth IRAs Issued before May 1, 1998             1.25%

o   Contracts Issued on or after May 1, 1998, and all Roth IRA Contracts  1.10%

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts held in the subaccounts. See "The Income Phase - Charges Deducted."


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                                       19

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

PURPOSE. This charge compensates us for the mortality and expense risks we assume under the contract.

> The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.

> The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. During the accumulation phase the amount of this charge, on an annual basis, is equal to 0.15% of your account value invested in the subaccounts. There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

WHEN/HOW. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. This charge may be assessed during the accumulation phase or the income phase. If we are currently imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

PURPOSE. This charge helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. This charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge or administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

>    The size and type of group to whom the contract is offered;

>    The amount of expected purchase payments;

> A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;

>    The type and frequency of administrative and sales services provided; or

>    The level of annual maintenance fees and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for


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                                       20
certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FUND EXPENSES

AMOUNT. Each fund determines its own advisory fee and other expenses. For a list of fund fees, see "Fee Table - Fees Deducted by the Funds." The fees are described in more detail in each fund prospectus.

The Company receives compensation from a fund or its affiliate (other than the ING Partners, Inc. of which the Company is the investment adviser) for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. The amount of such additional payments can range up to 0.425% of average net assets held in a fund by the Company. The fees are described in more detail in each fund prospectus.

MAXIMUM AMOUNT. Each fund's advisory fee and expenses are different. They are set forth in "Fee Table--Fees Deducted by the Funds" and described in more detail in each fund prospectus.

WHEN/HOW. A fund's fees and expenses are not deducted from your account value. Instead, they are reflected in the daily value of fund shares which, in turn, will affect the daily value of the subaccounts.

PURPOSE. These fees and expenses help to pay the fund's investment adviser and operating expenses.

PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See "Taxation."


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


YOUR ACCOUNT VALUE
--------------------------------------------------------------------------------

During the accumulation phase your account value at any given time equals:

>    The current dollar value of amounts invested in the subaccounts; plus

> The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

SUBACCOUNT ACCUMULATION UNITS. When you select a fund as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account I subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "accumulation unit value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. eastern time). At that time we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

> The net assets of the fund held by the subaccount as of the current valuation; minus

> The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

> Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

>    The total value of the subaccount's units at the preceding valuation; minus

> A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted from investments in the separate account. See "Fees."

The net investment rate may be either positive or negative.


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

[sidebar]

            ------------------------
            $5,000 Purchase Payment
            ------------------------
                       STEP 1
      ---------------------------------
      ING Insurance Company of America
      ---------------------------------
                   STEP 2
      ---------------------------------

  ------------------------------------------------
     Subaccount A        Subaccount B
   300 accumulation    100 accumulation     Etc.
        units                units
  ------------------------------------------------
                           STEP 3
  ------------------------------------------------
    Mutual                                Mutual
    Fund A                                Fund B
  ------------------------------------------------

[end sidebar]

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $20 for Subaccount I. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

STEP 1: You make an initial purchase payment of $5000.

STEP 2:

A. You direct us to invest $3,000 in Fund A. The Variable Annuity Account I purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

B. You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount I ($2,000 divided by the current $20
     AUV).


STEP 3: The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

Each fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in "Purchase and Rights." Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.


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

WITHDRAWALS
--------------------------------------------------------------------------------

You may withdraw all or a portion of your account value at any time during the accumulation phase. If you participate in the contract through a 403(b) plan, certain restrictions apply. See "Restrictions on Withdrawals from 403(b) Plan Accounts."

STEPS FOR MAKING A WITHDRAWAL

>    Select the withdrawal amount.

(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge and annual maintenance fee.

(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account. See Appendices I and II and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.

> Select investment options. If you do not specify this, we will withdraw dollars in the same proportion as the values you hold in the various investment options bear to your total account value.

>    Properly complete a disbursement form and deliver it to our Service Center.

RESTRICTIONS ON WITHDRAWALS FROM 403(B) PLAN ACCOUNTS.

Under Section 403(b) contracts the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant's death, disability, attainment of age 59 1/2, separation from service or financial hardship. See "Taxation."

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Service Center.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly completed disbursement form in good order.

REINSTATING A FULL WITHDRAWAL. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. The reinstatement privilege may be used only once. Special rules apply to reinstatements of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

[sidebar]

TAXES, FEES AND DEDUCTIONS Amounts withdrawn may be subject to one or more of the following:

>    Early Withdrawal Charge (see "Fees--Early Withdrawal Charge")

>    Annual Maintenance Fee (see "Fees--Annual Maintenance Fee")

> Market Value Adjustment for amounts held in the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus)

>    Tax Penalty (see "Taxation")

>    Tax Withholding (see "Taxation")

To determine which may apply to you, refer to the appropriate sections of this prospectus, contact your sales representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."

[end sidebar]


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


SYSTEMATIC DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Systematic distribution options may be exercised at any time during the accumulation phase. The following systematic distribution options may be available:

> SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

> ECO--ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 70 1/2, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

> LEO--LIFE EXPECTANCY OPTION. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See "Taxation."

OTHER SYSTEMATIC DISTRIBUTION OPTIONS. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in "Contract
Overview--Questions: Contacting the Company."

SYSTEMATIC DISTRIBUTION OPTION AVAILABILITY. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See "Fees - Early Withdrawal Charge - Free Withdrawals." If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

ELIGIBILITY FOR A SYSTEMATIC DISTRIBUTION OPTION. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. You may revoke a systematic distribution option at any time by submitting a written request to our Service Center. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

CHARGES AND TAXATION. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" and "Fee Table" sections. Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.


[sidebar]

FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION

A systematic distribution option allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.

[end sidebar]


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

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."


TERMS TO UNDERSTAND:

ACCOUNT YEAR/ACCOUNT ANNIVERSARY: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

ANNUITANT(S): The person(s) on whose life(lives) or life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive death benefit proceeds under the contract.

CLAIM DATE: The date proof of death and the beneficiary's right to receive the death benefit are received in good order at our Service Center. Please contact our Service Center to learn what information is required for a request for payment to be in good order.

CONTRACT HOLDER (YOU/YOUR): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

MARKET VALUE ADJUSTMENT:An adjustment that may be made to amounts withdrawn from the Guaranteed Account.The adjustment may be positive or negative.

[end sidebar]

DEATH BENEFIT
--------------------------------------------------------------------------------

DURING THE ACCUMULATION PHASE

WHEN IS A DEATH BENEFIT PAYABLE? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

WHO RECEIVES DEATH BENEFIT PROCEEDS? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you have named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change that beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

DESIGNATING YOUR BENEFICIARY. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in "Contract Overview-- Questions: Contacting the Company."

DEATH BENEFIT AMOUNT

MINIMUM GUARANTEED DEATH BENEFIT. If approved in your state, upon the death of the annuitant the death benefit will be the greater of:

(1)  The account value on the claim date; or

(2) The minimum guaranteed death benefit as of the date of death, adjusted for purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined.

DETERMINING THE MINIMUM GUARANTEED DEATH BENEFIT. On the day we establish your account, the minimum guaranteed death benefit equals the amount of your initial purchase payment. Thereafter, the minimum guaranteed death benefit is determined once a year on the account anniversary (until the account anniversary immediately before the annuitant's 85th birthday) and equals the greater of:

(a) The minimum guaranteed death benefit as last determined, adjusted for any purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined; or

(b)  Your account value on that account anniversary.

After the annuitant's 85th birthday, the minimum guaranteed death benefit equals the minimum guaranteed death benefit on the account anniversary immediately before the annuitant's 85th birthday, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary.


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


DEATH BENEFIT GREATER THAN THE ACCOUNT VALUE. If the minimum guaranteed death benefit is greater than your account value on the claim date, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on ther settlement options.

DEATH BENEFIT AMOUNTS IN CERTAIN CASES

IF THE CONTRACT HOLDER IS NOT THE ANNUITANT. Under nonqualified contracts only, the minimum guaranteed death benefit described above will not apply if the contract holder who is not the annuitant dies. Rather, the death benefit proceeds will be equal to the account value on the claim date, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not also the annuitant, the annuitant will not change and the minimum guaranteed death benefit will not apply on the death of the spousal beneficiary. Rather, the death benefit proceeds will equal the account value on the claim date, plus or minus any market value adjustment, and minus any applicable early withdrawal charge.

IF THE SPOUSAL BENEFICIARY CONTINUES THE ACCOUNT. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. In this circumstance the minimum guaranteed death benefit payable at the death of a spousal beneficiary shall be determined as described above, except that the initial minimum guaranteed death benefit will equal the minimum guaranteed death benefit payable at the death of the original contract holder/annuitant.

ALTERNATIVE DEATH BENEFIT. If the minimum guaranteed death benefit is not approved in your state, the following death benefit will apply:

Upon the death of the annuitant, the death benefit will be the greatest of:

(1) The total payments made to your account, adjusted for any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses);

(2) The highest account value on any account anniversary until the account anniversary immediately before the annuitant's 75th birthday or date of death, whichever is earlier, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary; or

(3)  The account value as of the date of death.


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


DEATH BENEFIT GREATER THAN THE ACCOUNT VALUE. If the alternative death benefit is greater than the account value as of the date of death, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options.

DEATH BENEFIT AMOUNTS IN CERTAIN CASES

IF THE CONTRACT HOLDER IS NOT THE ANNUITANT. Under nonqualified contracts only, the alternative death benefit described above will not apply if the contract holder who is not the annuitant dies. Rather, the death benefit proceeds will be equal to the account value on the date the request for payment is received, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change and the alternative death benefit described above will not apply on the death of the spousal beneficiary. Rather, the death benefit proceeds will equal the account value on the date the request for payment is received, plus or minus any market value adjustment, and minus any early withdrawal charge, if approved in your state. If your state has not approved deduction of an early withdrawal charge in this situation, then an early withdrawal charge will apply only to payments made since the death of the original contract holder/annuitant.

IF THE SPOUSAL BENEFICIARY CONTINUES THE ACCOUNT. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary will become the annuitant. In this circumstance the death benefit payable at the death of a spousal beneficiary shall equal the account value on the date the request for payment is received, plus or minus any market value adjustment and minus any applicable early withdrawal charge applicable to payments made since the death of the original contract holder/annuitant.

GUARANTEED ACCOUNT. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

DEATH BENEFIT--METHODS OF PAYMENT

FOR QUALIFIED CONTRACTS. Under a qualified contract if the annuitant dies the beneficiary may choose one of the following three methods of payment:

> Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules (see "Taxation--Required Minimum Distributions"));


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

> Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or

> Elect SWO or ECO or LEO (described in "Systematic Distribution Options"), provided the election would satisfy the Tax Code minimum distribution rules.

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code's required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

DISTRIBUTION REQUIREMENTS. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See "Taxation."

FOR NONQUALIFIED CONTRACTS.

(1) If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant's surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder's death.

     As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

     (a)  Continue the contract in the accumulation phase;

     (b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or

     (c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or any market value adjustment.

     If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

(2) If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules).

     In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary's life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See "Taxation."

(3) If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary's income in the year the annuitant dies.


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

[sidebar]

We may have used the following terms in prior prospectuses:

ANNUITY PHASE--Income Phase
ANNUITY OPTION--Income Phase Payment Option
ANNUITY PAYMENt--Income Phase Payment

[end sidebar]

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

TAXATION. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See "Taxation."

THE INCOME PHASE
-------------------------------------------------------------------------------

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

INITIATING PAYMENTS. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:

>    Payment start date;

> Income phase payment option (see the income phase payment options table in this section);

>    Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

> Choice of fixed, variable or a combination of both fixed and variable payments; and

> Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

WHAT AFFECTS PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.


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

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See "Contract Overview--Questions: Contacting the Company."

MINIMUM PAYMENT AMOUNTS. The income phase payment option you select must result in:

>    A first income phase payment of at least $50; and

>    Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

RESTRICTIONS ON START DATES AND THE DURATION OF PAYMENTS. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:

(a)  The first day of the month following the annuitant's 85th birthday; or

(b) The tenth anniversary of the last purchase payment made to your account (fifth anniversary for contracts issued in Pennsylvania).

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant's 85th birthday or the tenth anniversary of your last purchase payment (the fifth anniversary for contracts issued in Pennsylvania) may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering either of these courses of action.

For qualified contracts only, income phase payments may not extend beyond:

(a)  The life of the annuitant;

(b)  The joint lives of the annuitant and beneficiary;

(c)  A guaranteed period greater than the annuitant's life expectancy; or

(d) A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

See "Taxation" for further discussion of rules relating to income phase payments.


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

CHARGES DEDUCTED. We make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. We may also deduct a daily administrative charge from amounts held in the subaccounts. See "Fees."

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on ther settlement options. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

BENEFICIARY RIGHTS. A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

PARTIAL ENTRY INTO THE INCOME PHASE. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

TAXATION. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "Taxation" for additional information.

INCOME PHASE PAYMENT OPTIONS.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.

TERMS TO UNDERSTAND:

ANNUITANT(S): The person(s) on whose life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.


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--------------------------------------------------------------------------------

LIFETIME INCOME PHASE PAYMENT OPTIONS

================================================================================


Life Income         LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment's due date.

                    DEATH BENEFIT--NONE: All payments end upon the annuitant's death.

--------------------------- ----------------------------------------------------
Life Income --      LENGTH OF PAYMENTS: For as long as the annuitant lives, with
Guaranteed          payments guaranteed for your choice of 5 to 30 years or as
Payments            otherwise specified in the contract.

                    DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments

Life Income--       LENGTH OF PAYMENTS: For as long as either annuitant lives.
Two Lives           It is possible that only one payment will be made if both
                    annuitants die before the second payment's due date.

                    CONTINUING PAYMENTS: When you select this option you choose for:

                    (a) 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or

                    (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.

                    DEATH BENEFIT-- NONE: All payments end upon the death of both annuitants.

Life Income--       LENGTH OF PAYMENTS: For as long as either annuitant lives,
Two Lives--         with payments guaranteed from 5 to 30 years or as otherwise
Guaranteed          specified in the contract.
Payments
                    CONTINUING PAYMENTS: 100% of the payment to continue to the surviving annuitant after thefirst death.

                    DEATH BENEFIT -- PAYMENT TO THE BENEFICIARY: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

--------------------------------------------------------------------------------

Life Income--       LENGTH OF PAYMENTS: For as long as the annuitant lives.
Cash Refund         DEATH BENEFIT -- PAYMENT TO THE BENEFICIARY: Following the
Option              annuitant's death, we will pay a lump-sum payment equal
limited             to the amount originally applied to the income phase payment
availability        option (less any premium tax) and less the total amount of
 --                 income payments paid.
fixed
payment
only)

--------------------------------------------------------------------------------

Life Income--Two    LENGTH OF PAYMENTS: For as long as either annuitant lives.
Lives--Cash
Refund Option       CONTINUING PAYMENTS: 100% of the payment to continue after
(limited            the first death.
availability--
fixed payment       DEATH BENEFIT-- PAYMENT TO THE BENEFICIARY: When both
only)               annuitants die we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of income payments paid.

--------------------------------------------------------------------------------

NONLIFETIME INCOME PHASE PAYMENT OPTION

--------------------------------------------------------------------------------

Nonlifetime--       LENGTH OF PAYMENTS: You may select payments for 5 to 30
Guaranteed          years. In certain cases a lump-sum payment may be requested
Payments            at any time (see below).

                    DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

-------------------------------------------------------------------------------

LUMP-SUM PAYMENT: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payment will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See "Fees--Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Service Center.

-------------------------------------------------------------------------------

CALCULATION OF LUMP-SUM PAYMENTS. If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3 1/2% or 5% assumed net investment rate used for variable payments).

--------------------------------------------------------------------------------


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TAXATION
--------------------------------------------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

     o Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

     o Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

     o This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

     o We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan's terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAXATION OF NON-QUALIFIED CONTRACTS

     TAXATION PRIOR TO DISTRIBUTION

     We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

          DIVERSIFICATION. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as annuity


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contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. It is intended that Variable Annuity Account I, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

     NON-NATURAL PERSONS. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

     DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

TAXATION OF DISTRIBUTIONS

     GENERAL. When a withdrawal from a non-qualified Contract occurs the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the contract.


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     10% PENALTY TAX. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

          TAX-FREE EXCHANGES. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

     o First, from any remaining "investment in the contract" made prior to August 14, 1982 and exchanged into the Contract;

     o Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;

     o    Then, from any remaining "income on the contract"; and

     o    Lastly, from any remaining "investment in the contract".

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. The IRS has not provided any additional guidance on what it considers abusive. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

          TAXATION OF ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment


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

in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

          DEATH BENEFITS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

          ASSIGNMENTS AND OTHER TRANSFERS. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

          IMMEDIATE ANNUITIES. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

          MULTIPLE CONTRACTS. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

          WITHHOLDING. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

TAXATION OF QUALIFIED CONTRACTS

     GENERAL

     The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the


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

terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

     DISTRIBUTIONS - GENERAL

     For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charge and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

     DIRECT ROLLOVERS

     If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

     Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans


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

for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES - GENERAL

     Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

     INDIVIDUAL RETIREMENT ANNUITIES - DISTRIBUTIONS

     All distributions from a traditional IRA are taxed as received unless either one of the following is true:

          o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

          o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the required minimum distributions imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

          o    Start date for distributions;

          o The time period in which all amounts in your account(s) must be distributed; or

          o    Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

          o Over your life or the joint lives of you and your designated beneficiary; or

          o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA -


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

See below) plans. Different distribution requirements apply after your death.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2004, your entire balance must be distributed to the designated beneficiary by December 31, 2009. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

          o    Over the life of the designated beneficiary; or

          o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

          o December 31 of the calendar year following the calendar year of your death; or

          o December 31 of the calendar year in which you would have attained age 70 1/2.

     ROTH IRAS - GENERAL

     Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

     Roth IRAs - Distributions

     A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

          o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

          o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.


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     Tax Sheltered Annuities - General

     Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

     TAX SHELTERED ANNUITIES - LOANS

     Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

     Any outstanding loan balance impacts the following:

          o Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

          o Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

     TAX SHELTERED ANNUITIES - DISTRIBUTIONS

     All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

          o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

          o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount,


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then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

ASSIGNMENTS

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

TAXATION OF COMPANY

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.


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

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.


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

OTHER TOPICS
--------------------------------------------------------------------------------

THE COMPANY

ING Insurance Company of America (the Company, we, us, our) issues the contract described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida on January 5, 2000. We are an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Prior to May 1, 2002, the Company was known as Aetna Insurance Company of America.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

                             5100 West Lemon Street
                                    Suite 213
                              Tampa, Florida 33609

VARIABLE ANNUITY ACCOUNT I

We established Variable Annuity Account I (the separate account) in 1994 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

CONTRACT DISTRIBUTION

The Company's affiliate, ING Financial Advisers, LLC (ING Financial) (prior to May 1, 2002, known as Aetna Investment Services, LLC), serves as the principal underwriter for the contracts. ING Financial, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of ING Financial or other broker-dealers which have entered into a selling arrangement with ING Financial. We refer to ING Financial and the other broker-dealers selling the contracts as "distributors."

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

Broker-dealers which have or may enter into selling agreements with ING Financial include the following broker-dealers which are affiliated with the
Company:

Baring Investment Services, Inc.
Compulife Investor Services, Inc.
Directed Services, Inc.
Financial Network Investment Corporation
Granite Investment Services, Inc.
Guaranty Brokerage Services, Inc.


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

ING America Equities, Inc.
ING Barings Corp.
ING Direct Funds Limited
ING DIRECT Securities, INC.
ING Financial Partners, Inc.
ING Funds Distributor, LLC
ING Furman Selz Financial Service LLC
ING TT&S (U.S.) Securities, Inc.
Multi-Financial Securities Corporation
PrimeVest Financial Services, Inc.
Systematized Benefits Administrators, Inc.

All registered representatives selling the contract must also be licensed as insurance agents for the Company.

Occasionally ING Financial may enter into arrangements with independent entities to help find broker-dealers or banks interested in distributing the contract or to provide training, marketing and other sales-related functions or administrative services. ING Financial will reimburse such entities for expenses related to and may pay fees to such entities in return for these services. From time to time customers of certain broker-dealers may be offered special guaranteed rates in connection with the Guaranteed Account offered through the contract and ING Financial may negotiate different commissions for these broker-dealers.

ING Financial may also contract with independent third party broker-dealers who will act as wholesalers by assisting them in selecting broker-dealers or banks interested in acting as distributors. These wholesalers may also provide training, marketing and other sales related functions for the Company and the distributors and may provide certain administrative services in connection with the contract. ING Financial may pay such wholesalers compensation based on payments to contracts purchased through distributors that they select.

ING Financial may also designate third parties to provide services in connection with the contract such as reviewing applications for completeness and compliance with insurance requirements and providing the distributors with approved marketing material, prospectuses or other supplies. These parties may also receive payments for their services based on purchase payments, to the extent such payments are allowed by applicable securities laws. ING Financial will pay all costs and expenses related to these services.

PAYMENT OF COMMISSIONS

Persons who offer and sell the contract may be paid commissions and service fees. Pursuant to agreements between ING Financial (as underwriter) and the distributor, commissions will be paid up to an amount currently equal to 6.5% of purchase payments or as a combination of a certain percentage of purchase payments at time of sale and a trail commission as a percentage of assets. Under the latter arrangement commission payments may exceed 6.5% of purchase payments over the life of the contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. In addition, we may provide additional compensation to the Company's supervisory and other management personnel of the Company or its affiliates if the overall amount of investments in funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contract and other products issued or advised by the Company or its affiliates increases over time.

Commissions, fees and related distribution expenses are paid out of any early withdrawal charges assessed or out of our general assets, including investment income and any profit from investment advisory fees and mortality and expense risk charges. No additional deductions or charges are imposed for commissions and related expenses.


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

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

> On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;

> When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount's assets; or

> During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

> During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

> During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.


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

CONTRACT MODIFICATIONS

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days' written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

TRANSFER OF OWNERSHIP: ASSIGNMENT

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Service Center. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

INVOLUNTARY TERMINATIONS

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days' advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

TRADING-INDUSTRY DEVELOPMENTS

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

LEGAL MATTERS AND PROCEEDINGS

We are not aware of any pending legal proceedings which involve Variable Account I as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, (the "distributor"), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Suits against the distributor sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. In a number of pending cases, claims have been made that a former registered representative of the distributor converted client funds to the representative's personal use. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.


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


CONTENTS OF THE STATEMENT OF ADDITIONAL
INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History
Variable Annuity Account I
Offering and Purchase of Contracts
Average Annual Total Return Quotations
Income Phase Payments
Sales Material and Advertising
Independent Auditors
Financial Statements of the Separate Account
Financial Statements of ING Insurance Company of America

You may request an SAI by calling the Company at the number listed in "Contract Overview-- Questions: Contacting the Company."



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

                                   APPENDIX I

                             IICA GUARANTEED ACCOUNT

--------------------------------------------------------------------------------

THE IICA GUARANTEED ACCOUNT (THE GUARANTEED ACCOUNT) IS A FIXED INTEREST OPTION AVAILABLE DURING THE ACCUMULATION PHASE UNDER THE CONTRACT. THIS APPENDIX IS ONLY A SUMMARY OF CERTAIN FACTS ABOUT THE GUARANTEED ACCOUNT. PLEASE READ THE GUARANTEED ACCOUNT PROSPECTUS CAREFULLY BEFORE INVESTING IN THIS OPTION.

IN GENERAL. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below), which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your sales representative or the Company to learn:

> The interest rate(s) we will apply to amounts invested in the Guaranteed Account.

     We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.

> The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s). You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

DEPOSIT PERIOD. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or our Customer Service Center to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

> Market Value Adjustment (MVA)--as described in this appendix and in the Guaranteed Account prospectus;

>    Tax penalties and/or tax withholding--see "Taxation;"

>    Early withdrawal charge--see "Fees;" or

>    Maintenance fee--see "Fees."

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

MARKET VALUE ADJUSTMENT (MVA). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.


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If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA WAIVER. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

>    Transfers due to participation in the dollar cost averaging program;

> Withdrawals taken due to your election of SWO or ECO (described in "Systematic Distribution Options"), if available;

> Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and

> Withdrawals due to your exercise of the right to cancel your contract (described in "Right to Cancel").

DEATH BENEFIT. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied.

PARTIAL WITHDRAWALS. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed Account will be withdrawn pro-rata from each group of deposits having the same length of time until the maturity date ("Guaranteed Term Group"). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period, then from the next oldest and so on until the amount requested is satisfied.

GUARANTEED TERMS MATURITY. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term,
(b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59 1/2, tax penalties may apply.

If no direction is received from you at our Service Center by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction. Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

SUBSEQUENT PURCHASE PAYMENTS. Purchase payments received after your initial purchase payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

DOLLAR COST AVERAGING. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.


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TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in the
Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision;
(2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see "Systematic Distribution Options"); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term's maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

REINSTATING AMOUNTS WITHDRAWN FROM THE GUARANTEED ACCOUNT. If amounts are withdrawn and then reinstated in the Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments that we deducted at the time of withdrawal or refund any taxes that were withheld.

THE INCOME PHASE. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

DISTRIBUTION. The Company's affiliate, ING Financial Advisers, LLC (ING Financial) (prior to May 1, 2002 known as Aetna Investment Services, LLC) serves as the principal underwriter of the contract. ING Financial, a Delaware limited liability company, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. From time to time customers of certain broker-dealers may be offered special guaranteed rates in connection with the Guaranteed Account offered through the contract and ING Financial may negotiate different commissions for these broker-dealers.


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                                   APPENDIX II

                                  FIXED ACCOUNT

--------------------------------------------------------------------------------

GENERAL DISCLOSURE.

> The Fixed Account is an investment option available during the accumulation phase under the contract.

> Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

> Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.

> Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

> Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.

>    Additional information about this option may be found in the contract.

INTEREST RATES.

> The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

> Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

DOLLAR COST AVERAGING. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

WITHDRAWALS. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

CHARGES. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees."

TRANSFERS. During the accumulation phase you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying our Service Center at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.


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

                                  APPENDIX III

                         DESCRIPTION OF UNDERLYING FUNDS

--------------------------------------------------------------------------------


During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

 LIST OF FUND NAME CHANGES

FORMER FUND NAME                                             CURRENT FUND NAME
 ----------------------------------------------------------------------------------------------------------------------------------
ING MFS Research Equity Portfolio                            ING UBS U.S. Large Cap Equity Portfolio

Oppenheimer Main Street Growth & Income Fund/VA(R)           Oppenheimer Main Street Fund/VA(R)


-----------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------

ING PARTNERS, INC.

-----------------------------------------------------------------------------------------------------------------------------------

ING JP MORGAN FLEMING INTERNATIONAL PORTFOLIO (Initial Class)     Seeks long-term growth of capital. Invests primarily (at
                                                                  least 65% of total assets) in the equity securities of
    INVESTMENT ADVISER: ING Life Insurance and Annuity            foreign companies that the subadviser believes have high
      Company                                                     growth potential. Will normally invest in a number of
    INVESTMENT SUBADVISER:  J.P. Morgan Fleming Asset             issuers in several countries other than  the U.S. and will
      Management (London) Ltd.                                    invest in securities in both developed and developing
                                                                  markets.

-----------------------------------------------------------------------------------------------------------------------------------

ING MFS CAPITAL OPPORTUNITIES PORTFOLIO                           Seeks capital appreciation. Invests primarily (at least
    (Initial Class)                                               65% of net assets) in common stocks and related
                                                                  securities, such as preferred stocks, convertible
    INVESTMENT ADVISER: ING Life Insurance and Annuity            securities and depositary receipts.
       Company
    INVESTMENT SUBADVISER: Massachusetts Financial Services
       Company

-----------------------------------------------------------------------------------------------------------------------------------


IICA Marathon Plus - 131768
                                                               III-1

-----------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------

ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO                  Seeks long-term growth of capital. Invests primarily (at
    (Initial Class)                                               least 80% of net assets under normal circumstances) in
                                                                  common stocks and related securities, such as preferred
    INVESTMENT ADVISER:  ING Life Insurance and Annuity           stocks, convertible securities and depositary receipts, of
       Company                                                    emerging growth companies.
    INVESTMENT SUBADVISER:  Salomon Brothers Asset
       Management  Inc.

-----------------------------------------------------------------------------------------------------------------------------------

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO                         Seeks long-term capital growth, and secondarily,
    (Initial Class)                                               increasing dividend income.  Invests primarily (at least
                                                                  80% of net assets under normal circumstances) in common
    INVESTMENT ADVISER:  ING Life Insurance and Annuity           stocks. Concentrates its investments in growth
       Company                                                    companies.  Investments in foreign securities are limited
    INVESTMENT SUBADVISER:  T. Rowe Price Associates, Inc.        to 30% of total assets.

-----------------------------------------------------------------------------------------------------------------------------------

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO                           Seeks long-term growth of capital and future income. Under
    (Initial Class) (formerly ING MFS Research Equity             normal circumstances, invests at least  80% of net assets
       Portfolio)                                                (plus borrowings for investment purposes, if any) in U.S.
    INVESTMENT ADVISER: ING Life Insurance and Annuity            equity securities.  Investments in equity securities may
       Company                                                    include dividend-paying securities, common stock and
    INVESTMENT SUBADVISER: UBS Global Asset Management Inc.       preferred stock.

-----------------------------------------------------------------------------------------------------------------------------------

ING STRATEGIC ALLOCATION PORTFOLIO

-----------------------------------------------------------------------------------------------------------------------------------

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO                      Seeks to provide total return (i.e., income and capital
    (Class I)                                                     appreciation, both realized and unrealized). Managed for
                                                                  investors seeking a balance between income and capital
                                                                  appreciation who generally have an investment horizon
    INVESTMENT ADVISER: ING Investments, LLC                      tolerance. Under normal market conditions, allocates assets among
    INVESTMENT SUBADVISER: Aeltus Investment                      several classes of equities, fixed-income securities (including
       Management, Inc.                                           up to 15% of total assets in high-yield instruments) and money market instruments. The benchmark portfolio is 60% equities, 35%
                                                                  fixed income and 5% money market instruments under neutral market conditions.

-----------------------------------------------------------------------------------------------------------------------------------

 ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO                   Seeks to provide capital appreciation.  Managed for
    (Class I)                                                     investors seeking capital appreciation who generally have
                                                                  an investment horizon exceeding 15 years and a high level
    INVESTMENT ADVISER:  ING Investments, LLC                     of risk tolerance.  Under normal market conditions,
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     allocates assets among several classes of equities,
    INVESTMENT                                                    fixed-income securities (including up to 15% of total
                                                                  assets in high-yield instruments) and money market
                                                                  instruments. The benchmark portfolio is 80% equities and 20%
                                                                  fixed income under neutral market conditions.

-----------------------------------------------------------------------------------------------------------------------------------

ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO                      Seeks to provide total return consistent with preservation
    (Class I)                                                     of capital. Managed for investors primarily seeking total
                                                                  return consistent with capital preservation who generally
    INVESTMENT ADVISER: ING Investments, LLC                      have an investment horizon exceeding five years and a low
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     level of risk tolerance. Under normal market conditions,
                                                                  allocates assets among several classes of equities,
                                                                  fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. The benchmark portfolio is 35% equities, 55% fixed income and
                                                                  10% money market instruments under neutral market
                                                                  conditions.

-----------------------------------------------------------------------------------------------------------------------------------

ING VARIABLE FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------

ING VP GROWTH AND INCOME PORTFOLIO                                Seeks to maximize total return through   investments in a
     (Class I)                                                    diversified portfolio of common stocks and securities
                                                                  convertible into common stock. Under normal market
    INVESTMENT ADVISER: ING Investments, LLC                      conditions, invests at least 65% of total assets in common
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     stocks that the Portfolio's subadviser believes have
                                                                  significant potential for capital appreciation or income
                                                                  growth or both.

-----------------------------------------------------------------------------------------------------------------------------------


IICA Marathon Plus - 131768
                                                               III-2

-----------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.

-----------------------------------------------------------------------------------------------------------------------------------

ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO                    Seeks long-term capital appreciation. Normally invests at
    (Class I)                                                     least 80% of net assets in equity securities issued by
                                                                  science and technology companies in all market
    INVESTMENT ADVISER: ING Investments, LLC                      capitalization ranges. Will invest primarily in equity
    INVESTMENT SUBADVISER: Blackrock Advisors, Inc.               securities of U.S. and non-U.S. companies selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. May invest up to 25% of its net assets in stocks of issuers in emerging market countries.

-----------------------------------------------------------------------------------------------------------------------------------

ING VP GROWTH PORTFOLIO (Class I)                                 Seeks growth of capital through investment in a diversified portfolio consisting primarily of common
    INVESTMENT ADVISER: ING Investments, LLC                      stocks and securities convertible into common stocks
    INVESTMENT SUBADVISER: Aeltus Investment                      believed to offer growth potential. Under normal market
       Management, Inc.                                           conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock.

-----------------------------------------------------------------------------------------------------------------------------------

ING VP INDEX PLUS LARGECAP PORTFOLIO                              Seeks to outperform the total return performance of the
    (Class I)                                                     Standard & Poor's 500 Composite Stock Price Index (S&P 500
                                                                  Index), while maintaining a market level of risk. Invests
    INVESTMENT ADVISER: ING Investments, LLC                      at least 80% of assets in stocks included in the S&P 500
    INVESTMENT SUBADVISER: Aeltus Investment                      Index. The subadviser's objective is to overweight those
       Management, Inc.                                           stocks in the S&P 500 Index that it believes will
                                                                  outperform the index and underweight or avoid those
                                                                  stocks  that it believes will under perform the index.

-----------------------------------------------------------------------------------------------------------------------------------

ING VP INTERNATIONAL EQUITY PORTFOLIO                             Seeks long-term capital growth primarily through
    (Class I)                                                     investment in a diversified portfolio of common stocks
                                                                  principally traded in countries outside of the United
    INVESTMENT ADVISER: ING Investments, LLC                      States. The Portfolio will not target any given level of
    INVESTMENT SUBADVISER: Aeltus Investment                      current income. Under normal market conditions, invests at
       Management, Inc.                                           least 80% of assets in equity securities and at least 65% of its assets will normally be invested in securities principally traded in three or more countries outside of the U.S. These securities may include common stocks as well as securities convertible into common stock.

-----------------------------------------------------------------------------------------------------------------------------------

ING VP SMALL COMPANY PORTFOLIO (Class I)                          Seeks growth of capital primarily through investment in a
                                                                  diversified portfolio of common stocks and securities
    INVESTMENT ADVISER: ING Investments, LLC                      convertible into common stocks of companies with smaller
    INVESTMENT SUBADVISER: Aeltus Investment                      market capitalizations. Under normal market conditions,
       Management, Inc.                                           invests at least 80% of net assets in common stocks and
                                                                  securities convertible into common stock of
                                                                  small-capitalization companies.

-----------------------------------------------------------------------------------------------------------------------------------

ING VP VALUE OPPORTUNITY PORTFOLIO (Class I)                      Seeks growth of capital primarily through the investment in a diversified portfolio of common stocks and securities
    INVESTMENT ADVISER: ING Investments, LLC                      convertible in common stock.  Under normal market
    INVESTMENT SUBADVISER: Aeltus Investment                      conditions, invests at least 65% of total assets in common
       Management, Inc.                                           stocks and securities convertible into common stock.

-----------------------------------------------------------------------------------------------------------------------------------


IICA Marathon Plus - 131768
                                                               III-3

-----------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------

ING VP BALANCED PORTFOLIO, INC.

-----------------------------------------------------------------------------------------------------------------------------------


ING VP BALANCED PORTFOLIO, INC.  (Class I)                        Seeks to maximize investment return, consistent with
                                                                  reasonable safety of principal, by investing in a
    INVESTMENT ADVISER:  ING Investments, LLC                     diversified portfolio of one or more of the following
    INVESTMENT SUBADVISER:  Aeltus Investment                     asset classes: stocks, bonds and cash equivalents, based
       Management, Inc.                                           on the judgment of the Portfolio's management, of which of those sectors or mix thereof offers the best investment
                                                                  prospects. Typically, maintains approximately 60% of total assets in equities and approximately 40% of total assets
                                                                  in debt (including money market instruments). The
                                                                  Portfolio may invest up to 15% of total assets in
                                                                  high-yield instruments.

-----------------------------------------------------------------------------------------------------------------------------------

ING VP BOND PORTFOLIO

-----------------------------------------------------------------------------------------------------------------------------------

ING VP BOND  PORTFOLIO  (Class I)                                 Seeks to maximize total return as is consistent with
                                                                  reasonable risk, through investment in a diversified
    INVESTMENT ADVISER: ING Investments, LLC                      portfolio consisting of investment-grade corporate bonds,
    INVESTMENT SUBADVISER: Aeltus Investment                      and debt securities issued or guaranteed by the U.S.
       Management, Inc.                                           Government, its agencies or instrumentalities. Under
                                                                  normal market conditions, invests at least 80% of assets
                                                                  in high-grade corporate bonds, mortgage-related and other
                                                                  asset-backed securities, and securities issued or
                                                                  guaranteed by the U.S. Government, its agencies or
                                                                  instrumentalities. The Portfolio may also invest up to 15%
                                                                  of total assets in high-yield instruments and up to 25% of total assets in foreign debt securities.

-----------------------------------------------------------------------------------------------------------------------------------

ING VP MONEY MARKET PORTFOLIO

-----------------------------------------------------------------------------------------------------------------------------------

ING VP MONEY  MARKET PORTFOLIO  (Class I)                         Seeks to provide high current return, consistent with
                                                                  preservation of capital and liquidity, through investment
    INVESTMENT ADVISER:  ING Investments, LLC                     in high-quality money market instruments. Invests in a
    INVESTMENT SUBADVISER:  Aeltus Investment                     diversified portfolio of high-quality fixed income
       Management, Inc.                                           securities denominated in U.S. dollars, with short
                                                                  remaining maturities. THERE IS NO GUARANTEE THAT THE ING VP
                                                                  MONEY MARKET SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL
                                                                  RETURN.

-----------------------------------------------------------------------------------------------------------------------------------

CALVERT VARIABLE SERIES, INC.

-----------------------------------------------------------------------------------------------------------------------------------

CALVERT SOCIALLY BALANCED PORTFOLIO                               Seeks to achieve a competitive total return through an
                                                                  actively managed NON-DIVERSIFIED portfolio of stocks,
    INVESTMENT ADVISER: Calvert Asset Management Company, Inc.    bonds and money market instruments which offer income and
    INVESTMENT SUBADVISER: Brown Capital Management, Inc. and     capital growth opportunity and which satisfy the
    SsgA Funds Management, Inc.                                   investment and social criteria for the Portfolio.
                                                                  Typically invests about 60% of its assets in stocks and 40%
                                                                  in bonds or other fixed-income investments. Stock
                                                                  investments are primarily common stock in large-cap
                                                                  companies, while the fixed-income investments are primarily a wide variety of investment grade bonds.

-----------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

-----------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R)  VIP ASSET  MANAGERSM  PORTFOLIO                      Seeks to obtain high total return with reduced risk over the long
   (Initial  Class)                                               term by allocating its assets among stocks, bonds
                                                                  and short-term instruments. Assets are allocated among
    INVESTMENT ADVISER: Fidelity Management & Research            stocks, bonds, and  short-term and money market
       Company                                                    instruments, maintaining neutral mix over time of 50% of (U.K.)
    INVESTMENT SUBADVISERS: Fidelity Management &  Research       assets in stocks, 40% of assets in bonds, and 10% of
    Inc.; Fidelity Management & Research (Far East)               assets in short-term and money market instruments.
    Inc.; Fidelity Investments Japan Limited; Fidelity
    Investments  Money Management, Inc.; FMR Co., Inc.

-----------------------------------------------------------------------------------------------------------------------------------


IICA Marathon Plus - 131768

-----------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R)VIP CONTRAFUND(R)PORTFOLIO (Initial Class)             Seeks long-term capital appreciation. Normally invests
                                                                  primarily in common stocks of companies whose value the
    INVESTMENT ADVISER: Fidelity Management & Research            Portfolio's investment adviser believes is not fully
       Company                                                       recognized by the public.
       INVESTMENT SUBADVISER: Fidelity Management &
          Research (U.K.) Inc.; Fidelity Management &
          Research (Far East) Inc.; Fidelity Investments
          Japan Limited; FMR Co., Inc.

-----------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R)VIP EQUITY-INCOME PORTFOLIO ( Initial Class)           Seeks reasonable income. Also considers the potential for
                                                                  capital appreciation. Seeks to achieve a yield which
    INVESTMENT ADVISER: Fidelity Management &  Research           exceeds the composite yield on the securities comprising
    Company                                                       the Standard & Poor's 500 Index. Normally invests at least
    INVESTMENT SUBADVISER: FMR Co., Inc.                          80% of total assets in income-producing equity securities
                                                                  (which tends to lead to investments in large cap "value"
                                                                  stocks).

-----------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R)VIP GROWTH PORTFOLIO (Initial Class)                   Seeks to achieve capital appreciation. Normally invests
                                                                  primarily in common stocks of companies the investment
    INVESTMENT ADVISER: Fidelity Management & Research            adviser believes have above-average growth potential
    Company                                                       (often called "growth" stocks).
    INVESTMENT SUBADVISER: FMR Co., Inc.

-----------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP HIGH INCOME  PORTFOLIO  (Initial Class)           Seeks a high level of current income while also considering growth of capital. Normally invests primarily
                                                                  in income-producing debt securities, preferred stocks and
    INVESTMENT ADVISER: Fidelity Management & Research            convertible securities, with an emphasis on lower-quality
    Company                                                       debt securities.
    INVESTMENT SUBADVISER: Fidelity Management & Research
    (U.K.) Inc.; Fidelity Management & Research (Far East)
    Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

-----------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R)VIP INDEX 500 PORTFOLIO (Initial Class)                Seeks investment results that correspond to the total
                                                                  return of common stocks publicly traded in the United
    INVESTMENT ADVISER: Fidelity Management & Research            States, as represented by  the Standard & Poor's 500 Company
                                                                  Index (SM) (S&P 500(R)). Normally invests at least 80% of
    INVESTMENT SUBADVISER: Geode Capital Management, LLC          assets in common stocks included in the S&P 500(R).
       (Geode)

-----------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R)VIP OVERSEAS PORTFOLIO (Initial Class)                 Seeks long-term growth of capital.  Normally invests at
                                                                  least 80% of assets in non-U.S. securities, primarily in
    INVESTMENT ADVISER: Fidelity Management & Research            common stocks.
       Company
    INVESTMENT SUBADVISER:  Fidelity Management & Research
    (U.K.) Inc.; Fidelity Management & Research (Far East)
    Inc.; Fidelity International Investment Advisors (U.K.)
    Limited; Fidelity Investments Japan Limited; FMR Co., Inc.

-----------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES

-----------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES - BALANCED PORTFOLIO                           Seeks long-term capital growth, consistent with
     (Institutional Class)                                        preservation of capital and balanced by current income.
                                                                  Normally invests 40-60% of its assets in securities
    INVESTMENT ADVISER: Janus Capital                             selected primarily for their growth potential and 40-60%
                                                                  of its assets in securities selected primarily for their
                                                                  income potential. Will limit its investment of
                                                                  high-yield/high-risk bonds to less than 35% of its net
                                                                  assets.  may invest without limit on foreign equity and
                                                                  debt securities.

-----------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES - FLEXIBLE INCOME PORTFOLIO                    Seeks to obtain maximum total return, consistent with
    (Institutional Class)                                         preservation of capital.  Invests primarily in a wide
                                                                  variety of income-producing securities such as corporate
    INVESTMENT ADVISER: Janus Capital                             bonds and notes; government securities including agency
                                                                  securities; and preferred stock.  Will invest at least 80%
                                                                  of its assets in income-producing securities.  Will invest at least 65% of its assets in investment grade debt
                                                                  securities and will maintain a dollar-weighted average
                                                                  portfolio maturity of five to ten years.  May invest
                                                                  without limit in foreign debt and equity securities.

-----------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES - GROWTH PORTFOLIO                             Seeks long-term growth of capital in a manner consistent
(Institutional Class)                                             with the preservation of capital. Invests primarily in
                                                                  common stocks selected for their growth potential.
    INVESTMENT ADVISER: Janus Capital                             Although it can invest in companies of any size, it generally invests in larger, more established companies. Will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets. May invest without limit in foreign equity and debt securities.

-----------------------------------------------------------------------------------------------------------------------------------


IICA Marathon Plus - 131768
                                                               III-5

-----------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES - MIDCAP GROWTH PORTFOLIO                      Seeks long-term growth of capital. Invests, under normal
     (Institutional Class) (formerly Aggressive Growth)           circumstances, at least 80% of its net assets in equity
                                                                  securities of mid-sized companies whose market
    INVESTMENT ADVISER: Janus Capital                             capitalization falls, at the time of initial purchase, in
                                                                  the 12-month average of the capitalization range of the
                                                                  Russell MidCap Growth Index. Will limit its investment in
                                                                  high-yield/high-risk bonds to less than 20% of its net
                                                                  assets.  May invest without limit in foreign equity and
                                                                  debt securities.

-----------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO                     Seeks long-term growth of capital in a manner consistent
    (Institutional Class)                                         with the preservation of capital. Invests primarily in
                                                                  common stocks of companies of any size located throughout
    INVESTMENT ADVISER: Janus Capital                             the world. Normally invests in issuers from at least five
                                                                  different countries, including the United States. May,
                                                                  under unusual circumstances, invest in fewer than five
                                                                  countries or even in a single country. Will limit its
                                                                  investment of high-yield/high-risk bonds to less than 35%
                                                                  of its net assets.  May invest without limit in foreign
                                                                  equity and debt securities.

-----------------------------------------------------------------------------------------------------------------------------------


IICA Marathon Plus - 131768
                                                                III-5

-----------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST (SM)

-----------------------------------------------------------------------------------------------------------------------------------

MFS(R)STRATEGIC INCOME SERIES (Initial Class)                     A NONDIVERSIFIED fund that seeks to provide high current
                                                                  income by investing in fixed income securities.  Its
    INVESTMENT ADVISER: Massachusetts Financial                   secondary objective is to provide significant capital
         Services Company                                         appreciation.  Under normal market conditions, invests at
                                                                  least 65% of net assets in fixed income securities
                                                                  including:  U.S. government securities, foreign government securities, mortgage-backed and asset-backed securities,
                                                                  corporate bonds and emerging market securities. The series may also invest in derivative securities.

-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) TOTAL RETURN SERIES (Initial Class)                        Seeks mainly to provide above-average income (compared to
    INVESTMENT ADVISER: Massachusetts Financial Services          a portfolio invested entirely in equity securities)
       Company                                                    consistent with the prudent employment of capital, and
                                                                  secondarily to provide reasonable opportunity for growth of capital and income. Under normal market conditions, invests at least 40%, but not more than 75%, of net assets in common stocks and related securities (referred to as equity
                                                                  securities) such as preferred stock; bonds, warrants or
                                                                  rights convertible into stock; and depositary receipts for those securities. The series generally seeks equity
                                                                  securities of companies believed to be undervalued. Invests at least 25% of net assets in non-convertible fixed income securities, including U.S. government securities, mortgage-
                                                                  and asset-backed securities and corporate bonds. The series may also invest in foreign securities.

-----------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS

-----------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER AGGRESSIVE GROWTH FUND/VA                             Seeks capital appreciation by investing in "growth type"
                                                                  companies. Invests mainly in equity securities, such as
    INVESTMENT ADVISER: OppenheimerFunds, Inc.                    common stocks and can invest in other equity securities,
                                                                  such as preferred stocks and securities convertible into
                                                                  common stocks.

-----------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER GLOBAL SECURITIES FUND/VA                             Seeks long-term capital appreciation by investing a
                                                                  substantial portion of assets in securities of foreign
    INVESTMENT ADVISER: OppenheimerFunds, Inc.                    issuers, "growth-type" companies, cyclical industries and
                                                                  special situations that are considered to have
                                                                  appreciation possibilities.  Invests mainly in common
                                                                  stocks and can also buy other equity securities, including preferred stocks and convertible securities in the U.S.
                                                                  and foreign countries.

-----------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER MAIN STREET FUND/VA                                   Seeks high total return (which includes growth in the
(formerly Oppenheimer Main Street Growth & Income Fund/VA)        value of its shares as well as current income) from equity and debt securities. Invests mainly in common stocks of
    INVESTMENT ADVISER: OppenheimerFunds, Inc.                    U.S. companies, and can also invest in other equity
                                                                  securities such as preferred stocks and securities
                                                                  convertible into common stocks.

-----------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER STRATEGIC BOND FUND/VA                                Seeks a high level of current income principally derived
                                                                  from interest on debt securities. Invests mainly in debt
    INVESTMENT ADVISER: OppenheimerFunds, Inc.                    securities of issuers in three market sectors: foreign
                                                                  governments and companies, U.S. Government securities, and lower-grade high-yield securities of U.S. and foreign
                                                                  companies.
-----------------------------------------------------------------------------------------------------------------------------------


IICA Marathon Plus - 131768
                                                                III-7

                                   APPENDIX IV

                         CONDENSED FINANCIAL INFORMATION

-------------------------------------------------------------------------------



EXCEPT FOR SUBACCOUNTS WHICH DID NOT COMMENCE OPERATIONS AS OF DECEMBER 31, 2003, THE FOLLOWING TABLES GIVE (1) THE ACCUMULATION UNIT VALUE (AUV) AT THE BEGINNING OF THE PERIOD, (2) THE AUV AT THE END OF THE PERIOD AND (3) THE TOTAL NUMBER OF ACCUMULATION UNITS OUTSTANDING AT THE END OF THE PERIOD FOR EACH SUBACCOUNT OF VARIABLE ANNUITY ACCOUNT I AVAILABLE UNDER THE CONTRACTS FOR THE INDICATED PERIODS. FOR THOSE SUBACCOUNTS THAT COMMENCED OPERATIONS DURING THE PERIOD ENDED DECEMBER 31, 2003 THE "VALUE AT BEGINNING OF PERIOD" SHOWN IS THE VALUE AT FIRST DATE OF INVESTMENT. FOR THOSE SUBACCOUNTS THAT ENDED OPERATIONS DURING THE PERIOD ENDED DECEMBER 31, 2003 THE "VALUE AT END OF PERIOD" SHOWN IS THE VALUE AT THE LAST DATE OF INVESTMENT.

                                                                             TABLE I


                                     FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
                              (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)

====================================================================================================================================

                                                        2003     2002       2001      2000      1999      1998      1997     1996
                                                        ----     ----       ----      ----      ----      ----      ----     ----
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during
   December 1997)
Value at beginning of period                            $9.61   $11.092   $12.089   $12.656   $11.437    $9.976   $9.824
Value at end of period                                 $11.30     $9.61   $11.092   $12.089   $12.656   $11.437   $9.976
Number of accumulation units outstanding at end
   of period                                           26,484    11,931    11,652     8,297    12,298    12,288    3,258
FIDELITY(R) VIP ASSET MANAGERSM PORTFOLIO
(Funds were first received in this option during
   April 1996)
Value at beginning of period                           $13.91   $15.458  $16.348    $17.257   $15.754   $13.888   $11.674  $10.539
Value at end of period                                 $16.18    $13.91  $15.458    $16.348   $17.257   $15.754   $13.888  $11.674
Number of accumulation units outstanding at end
   of period                                          264,759   304,707  322,613    335,446   388,585   408,019   272,786  104,229
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during
   March 1996)
Value at beginning of period                           $16.55   $18.515   $21.400   $23.242   $18.970   $14.802   $12.093  $10.273
Value at end of period                                 $20.96    $16.55   $18.515   $21.400   $23.242   $18.970   $14.802  $12.093
Number of accumulation units outstanding at end
   of period                                        1,061,457 1,144,943 1,299,125 1,565,470 1,826,356 1,853,911 1,682,029  540,936
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during
   January 1996)
Value at beginning of period                           $14.18   $17.311   $18.474   $17.279   $16.482   $14.974   $11.855  $10.301
Value at end of period                                 $18.22    $14.18   $17.311   $18.474   $17.279   $16.482   $14.974  $11.855
Number of accumulation units outstanding at end
   of period                                        1,817,918 2,000,319 2,297,364 2,335,570 2,597,042 2,792,889 2,292,971 1,000,050
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during
   January 1996)
Value at beginning of period                           $12.19   $17.693   $21.792   $24.826   $18.320   $13.320   $10.940   $9.005
Value at end of period                                 $15.97    $12.19   $17.693   $21.792   $24.826   $18.320   $13.320  $10.940
Number of accumulation units outstanding at
   end of period                                      979,747 1,125,586 1,296,071 1,572,341 1,858,232 1,869,306 1,399,424  870,922


IICA Marathon Plus - 131768


CONDENSED FINANCIAL INFORMATION (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                        2003     2002       2001      2000      1999      1998      1997     1996
                                                        ----     ----       ----      ----      ----      ----      ----     ----
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option
   during March 1996)
Value at beginning of period                             $9.04    $8.859   $10.180   $13.317   $12.488   $13.238   $11.410  $10.493
Value at end of period                                  $11.34     $9.04    $8.859   $10.180   $13.317   $12.488   $13.238  $11.410
Number of accumulation units outstanding at
   end of period                                       799,713   663,068   773,715   890,534 1,086,377 1,196,922   862,284  239,917
FIDELITY(R) VIP INDEX 500 PORTFOLIO
(Funds were first received in this option
   during March 1996)
Value at beginning of period                            $14.87   $19.397   $22.383   $25.027   $21.063   $16.646   $12.722  $10.828
Value at end of period                                  $18.83    $14.87   $19.397   $22.383   $25.027   $21.063   $16.646  $12.722
Number of accumulation units outstanding
   at end of period                                  1,196,859 1,193,376 1,469,435 1,723,480 1,838,819 1,953,506 1,375,721  384,282
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option
   during March 1996)
Value at beginning of period                             $9.59   $12.203   $15.701   $19.684   $13.997   $12.590   $11.447  $10.304
Value at end of period                                  $13.56     $9.59   $12.203   $15.701   $19.684   $13.997   $12.590  $11.447
Number of accumulation units outstanding
   at end of period                                    192,719   209,026   195,449   225,474   230,681   261,377   237,376  115,487
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
   (Funds were first received in this
   option during November 1997)
Value at beginning of period                             $8.39   $10.384   $14.415   $18.181   $11.640   $9.912    $9.791
Value at end of period                                  $10.71     $8.39   $10.384   $14.415   $18.181   $11.640   $9.912
Number of accumulation units outstanding
   at end of period                                    127,225   141,521   105,209    76,956    87,650    79,756    2,569
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during
   November 1997)
Value at beginning of period                            $8.84    $12.836   $17.303   $18.612   $12.686   $10.152   $10.009
Value at end of period                                  $11.16     $8.84   $12.836   $17.303   $18.612   $12.686   $10.152
Number of accumulation units outstanding
   at end of period                                    206,430   333,609   329,528   535,004   473,282   358,518   216,273
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
   (Funds were first received in this option
    during November 1997)
Value at beginning of period                             $6.63   $10.395  $14.097    $20.074   $13.494   $10.554   $10.689
Value at end of period                                   $9.03     $6.63   $10.395   $14.097   $20.074   $13.494   $10.554
Number of accumulation units outstanding at
   end of period                                     1,184,775 1,301,937 1,798,491 2,155,759 2,336,393 2,557,155 2,394,861
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option
   during November 1997)
Value at beginning of period                            $13.85   $18.318  20.694    $20.993    $17.406   $13.834   $13.560
Value at end of period                                  $17.89    $13.85  $18.318   $20.694    $20.993   $17.406   $13.834
Number of accumulation units outstanding at
   end of period                                       992,016 1,092,108 1,299,610 1,516,955 1,472,258 1,616,748 1,572,718
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option
   during November 1997)
Value at beginning of period                             $7.09    $9.574  $12.274    $13.032   $10.656    $8.786    $8.960
Value at end of period                                   $8.74     $7.09   $9.574    $12.274   $13.032   $10.656    $8.786
Number of accumulation units outstanding
   at end of period                                    739,569   916,120 1,177,274 1,421,458 1,550,656 1,761,234 1,615,395



IICA Marathon Plus - 131768

CONDENSED FINANCIAL INFORMATION (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                        2003     2002       2001      2000      1999      1998      1997     1996
                                                        ----     ----       ----      ----      ----      ----      ----     ----
(Funds were first received in this option during
   February 1996)
Value at beginning of period                            $15.05   $17.016   $18.018   $18.376   $16.405   $14.228   $11.781  $10.582
Value at end of period                                  $17.64    $15.05   $17.016   $18.018   $18.376   $16.405   $14.228  $11.781
Number of accumulation units outstanding at
   end of period                                       240,188   273,826   315,543   364,760   387,565   369,652   314,447   59,639
ING VP BOND PORTFOLIO
(Funds were first received in this option during
   January 1996)
Value at beginning of period                            $14.47   $13.549   $12.637   $11.689   $11.943    11.201   $10.489   10.260
Value at end of period                                  $15.17    $14.47   $13.549   $12.637   $11.689   $11.943   $11.201  $10.489
Number of accumulation units outstanding at
   end of period                                       585,875   855,016    580,831  422,109   516,266   500,098   269,675   95,644
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option
during May 2000)
Value at beginning of period                            $2.56     $4.424    $5.824    $9.106
Value at end of period                                  $3.67      $2.56    $4.424    $5.824
Number of accumulation units outstanding at
   end of period                                      410,635    115,373    74,229    34,998
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option
   during January 1996)
Value at beginning of period                            $11.16   $15.096   $18.765   $21.374   $18.461   $16.354  $12.769   $10.101
Value at end of period                                  $13.88    $11.16   $15.096   $18.765   $21.374   $18.461  $16.354   $12.769
Number of accumulation units outstanding
   at end of period                                    624,677   718,631   896,573 1,015,824 1,172,637 1,217,448  946,796   299,882
ING VP GROWTH PORTFOLIO
(Funds were first received in this option
   during May 1997)
Value at beginning of period                            $10.40   $14.840   $20.638   $23.771   $17.862   $13.158  $10.667
Value at end of period                                  $13.36    $10.40   $14.840   $20.638   $23.771   $17.862  $13.158
Number of accumulation units outstanding
   at end of period                                     72,287    79,048   109,809   256.267   156,242   284,771   68,840
ING VP INDEX PLUS LARGECAP PORTFOLIO
   (The initial accumulation unit value was
   established at $10.000 during September
   1996 when the portfolio became available
   under the option)
Value at beginning of period                            $13.49   $17.439   $20.478   $22.923   $18.704   $14.414   $10.919  $10.000
Value at end of period                                  $16.78    $13.49   $17.439   $20.478   $22.923   $18.704   $14.414  $10.919
Number of accumulation units outstanding
 at end of period                                      279,207   305,209   345,653   445,665   536,795   654,767   271,628  2,960
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option
   during May 1998)
Value at beginning of period                             $6.20    $8.581   $11.434   $14.554    $9.754   $10.149
Value at end of period                                   $8.08     $6.20    $8.581   $11.434   $14.554    $9.754
Number of accumulation units outstanding
   at end of period                                     39,138    34,133    32,299    50,262    12,771     1,816
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option
   during February 1996)
Value at beginning of period                            $12.65   $12.624   $12.319    $11.744   $11.335   $10.900   $10.481  $10.151
Value at end of period                                  $12.58    $12.65   $12.624    $12.319   $11.744   $11.335   $10.900  $10.481
Number of accumulation units outstanding
   at end of period                                  1,135,320 2,039,666 2,045,640  1,690,766 2,775,866 2,041,170 1,409,840 799,456


IICA Marathon Plus - 131768

CONDENSED FINANCIAL INFORMATION (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                                                        2003     2002       2001      2000      1999      1998      1997     1996
                                                        ----     ----       ----      ----      ----      ----      ----     ----
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option
   during May 1997)
Value at beginning of period                            $14.33   $18.926   $18.458   $17.540  $13.595    $13.638   $11.313
Value at end of period                                  $19.42    $14.33   $18.926   $18.458  $17.540    $13.595   $13.638
Number of accumulation units outstanding at
   end of period                                       409,801   357,092   342,594   343,701  136,571    225,982   188,818
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in
this option during July 1996)
Value at beginning of period                            $12.92   $14.481   $15.792   $15.949  $14.676    $14.054   $12.123   $10.932
Value at end of period                                  $15.22    $12.92   $14.481   $15.792  $15.949    $14.676   $14.054   $12.123
Number of accumulation units outstanding at
   end of period                                        63,658    34,383    33,977    39,050   42,322     40,712    29,532    6,330
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this
option during July 1996)
Value at beginning of period                            $12.62    $14.841  $17.018   $17.374   $15.409   $14.983   $12.674   $11.003
Value at end of period                                  $15.47     $12.62  $14.841   $17.018   $17.374   $15.409   $14.983   $12.674
Number of accumulation units outstanding at
end of period                                           64,273     52,779   57,017    66,806    74,094    83,798    72,383    91,927
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this
option during May 1996)
Value at beginning of period                            $13.70    $14.522  $15.088   $14.599   $13.825    $13.112  $11.613   $10.601
Value at end of period                                  $15.35     $13.70  $14.522   $15.088   $14.599    $13.825  $13.112   $11.613
Number of accumulation units outstanding at
end of period                                           97,343     98,588  114,194    79,712    94,121     95,815   60,533     8,642
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option
   during May 1997)
Value at beginning of period                            $13.32   $18.250   $20.480   $18.847   $15.985    $13.246  $10.856
Value at end of period                                  $16.37    $13.32   $18.250   $20.480   $18.847    $15.985  $13.246
Number of accumulation units outstanding
   at end of period                                    146,199   200,434   310,005   280,864   150,268    311,397   67,303
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option
   during March 1996)
Value at beginning of period                            $20.04   $21.723   $23.121   $23.983   $19.189    $14.492  $12.038   $10.836
Value at end of period                                  $22.53    $20.04   $21.723   $23.121   $23.983    $19.189  $14.492   $12.038
Number of accumulation units outstanding
   at end of period                                    524,993   719,490   735,326   810,586   893,140    927,779  533,138   165,079
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option
   during April 1996)
Value at beginning of period                            $16.03   $14.719   $13.857   $13.226   $13.202    $12.272  $11.136   $10.173
Value at end of period                                  $16.82    $16.03   $14.719   $13.857   $13.226    $13.202  $12.272   $11.136
Number of accumulation units outstanding
   at end of period                                    268,994   526,128   421,253   256,628   254,250    267,031  163,048    35,326
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option
   during March 1996)
Value at beginning of period                            $12.67   $17.490   $23.570   $27.974   $19.704    $14.731  $12.171   $11.002
Value at end of period                                  $16.46    $12.67   $17.490   $23.570   $27.974    $19.704  $14.731   $12.171
Number of accumulation units outstanding
   at end of period                                    489,456   649,852   947,186 1,129,263 1,130,099    807,576  684,113   255,831


IICA Marathon Plus - 131768

CONDENSED FINANCIAL INFORMATION (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                        2003     2002       2001      2000      1999      1998      1997     1996
                                                        ----     ----       ----      ----      ----      ----      ----     ----
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this
   option during March 1996)
Value at beginning of period                            $10.60   $14.921   $24.996   $37.181   $16.729   $12.637   $11.376   $10.988
Value at end of period                                  $14.12    $10.60   $14.921   $24.996   $37.181   $16.729   $12.637   $11.376
Number of accumulation units outstanding
   at end of period                                    413,522   511,821   678,545   853,483   950,030   601,047   518,686   242,113
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this
   option during January 1996)
Value at beginning of period                            $15.53   $21.143   $27.649   $33.250   $20.506   $16.131   $13.393   $10.536
Value at end of period                                  $18.99    $15.53   $21.143   $27.649   $33.250   $20.506   $16.131   $13.393
Number of accumulation units outstanding
   at end of period                                  1,214,064 1,677,026 2,245,676 2,730,852 3,017,262 3,185,557 2,772,831 1,030,570
MFS(R) STRATEGIC INCOME SERIES
(The initial accumulation unit value was
established at $10.000 during May 1996
when the fund became available under
the option)
Value at beginning of period                            $11.92   $11.153   $10.799   $10.440  $10.860    $10.207   $10.471   $10.000
Value at end of period                                  $12.97    $11.92   $11.153   $10.799  $10.440    $10.860   $10.207   $10.471
Number of accumulation units outstanding
   at end of period                                     91,007    84,628    48,322    49,082   36,450     69,957    52,302    20,479
MFS(R) TOTAL RETURN SERIES
(The initial accumulation unit value was
established at $10.000 during May 1996
when the fund became available under
the option)
Value at beginning of period                            $15.51   $16.586   $16.782   $14.669  $14.432    $13.030   $10.894   $10.000
Value at end of period                                  $17.79    $15.51   $16.586   $16.782  $14.669    $14.432   $13.030   $10.894
Number of accumulation units outstanding
at end of period                                       866,683   927,094   982,897   777,895  833,537    943,853   523,291   108,482
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option
during May 1997)
Value at beginning of period                            $10.34   $14.517   $21.423   $24.477  $13.520    $12.204  $10.516
Value at end of period                                  $12.80    $10.34   $14.517   $21.423  $24.477    $13.520  $12.204
Number of accumulation units outstanding
     at end of period                                  274,712   231,201   314,680   374,221  224,632    179,861   65,695
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option
   during May 1997)
Value at beginning of period                            $14.00   $18.231   $21.023   $20.287  $12.982    $11.539  $10.488
Value at end of period                                  $19.74    $14.00   $18.231   $21.023  $20.287    $12.982  $11.539
Number of accumulation units outstanding
   at end of period                                    331,983   249,877   160,239   254,046  115,002    134,449   87,559
OPPENHEIMER MAIN STREET FUND(R)/VA
(Funds were first received in this option
   during May 1997)
Value at beginning of period                            $10.10   $12.620   $14.248   $15.839  $13.199    $12.785  $10.497
Value at end of period                                  $12.63    $10.10   $12.620   $14.248  $15.839    $13.199  $12.785
Number of accumulation units outstanding
    at end of period                                   465,039   463,031   558,484   650,882  650,435    693,695  354,269
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option
   during May 1997)
Value at beginning of period                           $12.27    $11.583   $11.206   $11.072  $10.921    $10.764  $10.187
Value at end of period                                 $14.29     $12.27   $11.583   $11.206  $11.072    $10.921  $10.764
Number of accumulation units outstanding
   at end of period                                   354,744    325,820   274,579   229,784  285,712    328,546  128,720


IICA Marathon Plus - 131768

CONDENSED FINANCIAL INFORMATION
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            TABLE II

                                  FOR CONTRACTS ISSUED WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
                              (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
===================================================================================================================================

                                                                      2003      2002       2001      2000       1999      1998
                                                                      ----      ----       ----      ----       ----      ----
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $9.47    $10.919   $11.882    $12.421   $11.208    $10.596
Value at end of period                                                $11.16      $9.47   $10.919    $11.882   $12.421    $11.208
Number of accumulation units outstanding at end of period             11,187      7,060     8,516     10,043    12,257     11,121
FIDELITY(R) VIP ASSET MANAGERSM PORTFOLIO (Funds were first
received in this
option during May 1998)
Value at beginning of period                                           $9.92    $11.005   $11.621    $12.248   $11.165    $10.607
Value at end of period                                                $11.56      $9.92   $11.005    $11.621   $12.248    $11.165
Number of accumulation units outstanding at end of period            104,395     86,026   105,390    102,250   117,415    152,533
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $11.00    $12.292   $14.186    $15.383   $12.537    $11.136
Value at end of period                                                $13.96     $11.00   $12.292    $14.186   $15.383    $12.537
Number of accumulation units outstanding at end of period            284,306    282,851   331,463    375,961   410,630    353,548
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $9.35    $11.401   $12.148    $11.346   $10.806    $10.957
Value at end of period                                                $12.03      $9.35   $11.401    $12.148   $11.346    $10.806
Number of accumulation units outstanding at end of period            477,417    482,335   502,916    484,590   576,813    476,634
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $8.87    $12.858   $15.812    $17.986   $13.253    $11.094
Value at end of period                                                $11.64      $8.87   $12.858    $15.812   $17.986    $13.253
Number of accumulation units outstanding at end of period            237,777    289,422   313,460    331,372   344,724    307,937
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $6.71     $6.572    $7.541     $9.849    $9.222    $10.292
Value at end of period                                                 $8.44      $6.71    $6.572     $7.541    $9.849     $9.222
Number of accumulation units outstanding at end of period            416,392    126,879   171,198    215,872   248,198    270,627
FIDELITY(R) VIP INDEX 500 PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $8.71    $11.342   $13.067    $14.589   $12.259    $11.159
Value at end of period                                                $11.04      $8.71   $11.342    $13.067   $14.589    $12.259
Number of accumulation units outstanding at end of period            275,998    318,692   360,463    425,196   738,298    409,685


IICA Marathon Plus - 131768
                                                                IV-6

CONDENSED FINANCIAL INFORMATION (CONTINUED)
====================================================================================================================================
                                                                      2003      2002       2001      2000       1999      1998
                                                                      ----      ----       ----      ----       ----      ----
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $7.23     $9.185   $11.800    $14.771   $10.487    $11.082
Value at end of period                                                $10.24      $7.23    $9.185    $11.800   $14.771    $10.487
Number of accumulation units outstanding at end of period             48,865     42,116    48,883     53,231    57,260     45,606
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO (Funds were
first received in this
option during May 1998)
Value at beginning of period                                           $7.97     $9.855   $13.658    $17.201   $10.995    $11.145
Value at end of period                                                $10.19      $7.97    $9.855    $13.658   $17.201    $10.995
Number of accumulation units outstanding at end of period             32,476     34,668    35,605     34,335    34,698     30,516
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO (Funds were first
received in this option during May 1998)
Value at beginning of period                                           $8.42    $12.203   $16.424    $17.640   $12.005    $11.503
Value at end of period                                                $10.64      $8.42   $12.203    $16.424   $17.640    $12.005
Number of accumulation units outstanding at end of period             83,398    119,891   126,600    145,704   145,648    108,102
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO (Funds were first received in this option during May 1998)
Value at beginning of period                                           $5.83     $9.130   $12.362    $17.577   $11.797    $11.104
Value at end of period                                                 $7.96      $5.83    $9.130    $12.362   $17.577    $11.797
Number of accumulation units outstanding at end of period            123,870    146,220   178,926    204,067   258,892    205,549
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $9.69    $12.795   $14.433    $14.620   $12.103    $11.120
Value at end of period                                                $12.53      $9.69   $12.795    $14.433   $14.620    $12.103
Number of accumulation units outstanding at end of period            117,552    109,183   121,445    132,805   121,008    120,157
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $7.79    $10.501   $13.442    $14.250   $11.634    $11.178
Value at end of period                                                 $9.61      $7.79   $10.501    $13.442   $14.250    $11.634
Number of accumulation units outstanding at end of period             88,444    110,061   137,737    145,226   154,290    131,761
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $10.44    $11.787   $12.462    $12.690   $11.312    $10.708
Value at end of period                                                $12.25     $10.44   $11.787    $12.462   $12.690    $11.312
Number of accumulation units outstanding at end of period            100,168    100,062    97,168    106,603   122,860    112,689
ING VP BOND PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $12.93    $12.087   $11.256    $10.396   $10.606    $10.118
Value at end of period                                                $13.57     $12.93   $12.087    $11.256   $10.396    $10.606
Number of accumulation units outstanding at end of period            156,673    208,945   203,572    146,073   284,700    211,071


IICA Marathon Plus - 131768
                                                               IV-7

CONDENSED FINANCIAL INFORMATION (CONTINUED)
===================================================================================================================================
                                                                      2003      2002       2001      2000       1999      1998
                                                                      ----      ----       ----      ----       ----      ----
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option
during May 2000)
Value at beginning of period                                           $2.57     $4.435    $5.830     $8.850
Value at end of period                                                 $3.69      $2.57    $4.435     $5.830
Number of accumulation units outstanding at end of period             51,590     10,727     2,710      2,543
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $6.73     $9.087   $11.278    $12.827   $11.063    $11.063
Value at end of period                                                 $8.38      $6.73    $9.087    $11.278   $12.827    $11.063
Number of accumulation units outstanding at end of period            347,069    407,326   384,290    419,418   474,578    794,335
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $7.60    $10.831   $15.039    $17.296   $12.977    $11.455
Value at end of period                                                 $9.78      $7.60   $10.831    $15.039   $17.296    $12.977
Number of accumulation units outstanding at end of period             31,978     37,025    50,862     89,897    74,875     75,506
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $9.10    $11.741   $13.766    $15.387   $12.535    $11.157
Value at end of period                                                $11.33      $9.10   $11.741    $13.766   $15.387    $12.535
Number of accumulation units outstanding at end of period            113,492    139,607   182,887    190,980   208,800    215,324
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                           $6.25     $8.630   $11.481    $14.592    $9.764     $9.851
Value at end of period                                                 $8.15      $6.25    $8.630    $11.481   $14.592     $9.764
Number of accumulation units outstanding at end of period              4,009      4,422     4,137      8,697     2,511      2,693
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $11.64    $11.603   $11.306    $10.762   $10.371    $10.097
Value at end of period                                                $11.60     $11.64   $11.603    $11.306   $10.762    $10.371
Number of accumulation units outstanding at end of period            309,034    604,639   896,013    726,382   370,653    319,753
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $10.31    $13.599   $13.243    $12.565    $9.724    $11.126
Value at end of period                                                $14.00     $10.31   $13.599    $13.243   $12.565     $9.724
Number of accumulation units outstanding at end of period            109,954     78,472   104,124    109,027    80,258     71,465
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO (Funds
were first received in this option during May 1998)
Value at beginning of period                                           $9.09    $10.179   $11.084    $11.177   $10.270    $10.504
Value at end of period                                                $10.73      $9.09   $10.179    $11.084   $11.177    $10.270
Number of accumulation units outstanding at end of period              6,168     12,126    17,957     16,607     9,394     18,307



IICA Marathon Plus - 131768
                                                               IV-8

CONDENSED FINANCIAL INFORMATION (CONTINUED)
===================================================================================================================================
                                                                      2003      2002       2001      2000       1999      1998
                                                                      ----      ----       ----      ----       ----      ----
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this
option during May 1998)
Value at beginning of period                                           $8.29     $9.733   $11.143    $11.359   $10.059    $10.694
Value at end of period                                                $10.18      $8.29    $9.733    $11.143   $11.359    $10.059
Number of accumulation units outstanding at end of period              9,774      5,274     6,934     16,321    16,116     17,615
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this
option during May 1998)
Value at beginning of period                                          $10.35    $10.953   $11.362    $10.978   $10.380    $10.404
Value at end of period                                                $11.61     $10.35   $10.953    $11.362   $10.978    $10.380
Number of accumulation units outstanding at end of period             11,808     16,425    29,205     23,848    29,162     29,301
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $9.76    $13.355   $14.964    $13.750   $11.644    $11.097
Value at end of period                                                $12.01      $9.76   $13.355    $14.964   $13.750    $11.644
Number of accumulation units outstanding at end of period             53,100     58,978    76,652     71,351    77,073    110,097
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $13.33    $14.430   $15.335    $15.883   $12.689    $10.904
Value at end of period                                                $15.01     $13.33   $14.430    $15.335   $15.883    $12.689
Number of accumulation units outstanding at end of period            182,266    245,428   253,441    293,340   325,243    230,693
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $12.95    $11.871   $11.159    $10.634   $10.599    $10.191
Value at end of period                                                $13.61     $12.95   $11.871    $11.159   $10.634    $10.599
Number of accumulation units outstanding at end of period             73,030    123,061    90,861     99,446   133,860    106,626
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $8.27    $11.399   $15.338    $18.177   $12.784    $11.091
Value at end of period                                                $10.76      $8.27   $11.399    $15.338   $18.177    $12.784
Number of accumulation units outstanding at end of period            126,620    181,345   218,936    276,793   316,527    178,276
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $8.29    $11.651   $19.488    $28.943   $13.003    $11.125
Value at end of period                                                $11.06      $8.29   $11.651    $19.488   $28.943    $13.003
Number of accumulation units outstanding at end of period             65,811     77,571    84,896    215,462   127,870     47,713
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $9.11    $12.388   $16.175    $19.422   $11.960    $11.375
Value at end of period                                                $11.16      $9.11   $12.388    $16.175   $19.422    $11.960
Number of accumulation units outstanding at end of period            260,932    347,181   414,975    505,764   554,475    420,428


IICA Marathon Plus - 131768
                                                               IV-9

CONDENSED FINANCIAL INFORMATION (CONTINUED)
===================================================================================================================================
                                                                      2003      2002       2001      2000       1999      1998
                                                                      ----      ----       ----      ----       ----      ----
MFS(R) STRATEGIC INCOME SERIES
(Funds were first received in this option during June 1998)
Value at beginning of period                                          $11.61    $10.847   $10.487    $10.123   $10.514    $10.032
Value at end of period                                                $12.66     $11.61   $10.847    $10.487   $10.123    $10.514
Number of accumulation units outstanding at end of period             16,101     10,801     1,891     11,556       885        591
MFS(R) TOTAL RETURN SERIES
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $11.83    $12.633   $12.762    $11.139   $10.942    $10.639
Value at end of period                                                $13.59     $11.83   $12.633    $12.762   $11.139    $10.942
Number of accumulation units outstanding at end of period            235,755    289,688   297,894    292,439   289,103    253,311
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $8.37    $11.742   $17.302    $19.738   $10.886    $11.304
Value at end of period                                                $10.38      $8.37   $11.742    $17.302   $19.738    $10.886
Number of accumulation units outstanding at end of period             81,904     71,288    85,254     99,767   114,364     88,310
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $11.88    $15.446   $17.784    $17.136   $10.949    $10.941
Value at end of period                                                $16.77     $11.88   $15.446    $17.784   $17.136    $10.949
Number of accumulation units outstanding at end of period             63,442     52,158    36,232     52,068    34,030     29,176
OPPENHEIMER MAIN STREET FUND (R)/VA
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $7.79     $9.712   $10.948    $12.153   $10.111    $11.377
Value at end of period                                                 $9.75      $7.79    $9.712    $10.948   $12.153    $10.111
Number of accumulation units outstanding at end of period            206,573    201,949   229,847    235,409   263,646    232,433
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $11.35    $10.694   $10.330    $10.191   $10.037    $10.118
Value at end of period                                                $13.23     $11.35   $10.694    $10.330   $10.191    $10.037
Number of accumulation units outstanding at end of period             76,974     63,290    75,249     87,548   106,774     85,477




IICA Marathon Plus - 131768
                                                               IV-10